UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21218

Eaton Vance Insured New York Municipal Bond Fund II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Semiannual Report March 31, 2005
EATON VANCE INSURED MUNICIPAL BOND FUNDS	CLOSED-END FUNDS: Insured Municipal II Insured California II Insured Florida Insured Massachusetts Insured Michigan Insured New Jersey Insured New York II Insured Ohio Insured Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•   Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•   None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).  In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•   Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•   We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds.  The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

LETTER TO SHAREHOLDERS

Thomas J. Fetter
President

The municipal bond market is a center of capital formation for states, municipalities and, in some cases, private economic initiatives. In this edition of our continuing educational series, we will discuss industrial development revenue (IDR) bonds. IDR bonds have long been used as a financing mechanism by local governments to provide assistance to local employers and encourage job retention and creation within their communities.

IDR bonds finance private activities that benefit the public...

IDR bonds are issued by municipal authorities to finance projects and facilities used by private corporations. Historically, IDR bonds have represented a partnership between the private and public sectors – a source of dedicated funding for companies and a source of job creation in projects beneficial to local communities.  The “Private-Activities” provision of the Tax Reform Act of 1986 permits issuance of tax-exempt bonds for specific activities, including pollution control; gas and electric service; water distribution; wastewater systems; solid waste disposal; airports and selected transportation projects; and other industrial projects.

The Act also placed a cap on the dollar amount that may be raised for IDR bonds in each state, limiting the amount to $50 per person/per state/per year, with a $150 million maximum. These limitations provide protection against potential abuse and ensure that tax-exempt IDR bonds will indeed be issued for projects that will benefit the public.

IDR bonds finance utility-related projects and other industrial initiatives...

Typically, IDR bonds provide financing for manufacturing, processing or utility facilities. Historically, about one-half of these bonds have been issued to finance pollution control facilities for manufacturers and electric utilities. As many utilities and manufacturers have been ordered to comply with stricter environmental and fuel standards, pollution control bonds have helped finance the retrofits of existing plants. Other IDR bonds have served as inducements from state and local issuers to locate plants or build new facilities, in the hope that such construction might generate further economic growth for a community.

IDR bonds are secured by corporate revenues – not those of state or local governments...

IDR bond issues are secured by the credit of the underlying corporation. The municipal issuing authority acts solely as a conduit to permit tax-exempt financing. The corporation pledges to make payments sufficient to meet all debt service obligations. Unlike some revenue issues, IDR bonds are backed by revenues of the entire corporation, not solely by those of the project being financed.

Because IDR bonds are backed by corporate revenues and not by the taxing authority of a state or local jurisdiction, they have historically provided coupon premiums above those of general obligations and other more traditional revenue bonds. Bonds may be either collateralized or unsecured. Collateralized bonds have a lien against the company’s assets, which may provide bond holders enhanced bargaining power in the event of a bankruptcy. Unsecured bonds have no such lien.

While providing new opportunities, IDR bonds require rigorous analysis...

While IDR bonds may provide unusual investment opportunities, they also may entail increased risk and, therefore, demand especially intensive analysis. At Eaton Vance, we have credit analysts and resources dedicated to IDR bond research.

IDR bonds represent a key segment of the municipal bond market and should remain an important source of capital formation. In our view, the experience and resources needed to evaluate these issues further demonstrates the value of professional management. We will continue to look for opportunities in this sector of the municipal market.

Sincerely,

/s/ Thomas J. Fetter
Thomas J. Fetter
President
May 4, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended March 31, 2005. While higher gasoline and energy prices pinched consumers, the weak U.S. dollar raised inflationary concerns and helped push interest rates higher.

After a promising recovery in 2004, slower growth in early 2005...

The nation’s Gross Domestic Product grew by 3.1% in the first quarter of 2005, according to preliminary Commerce Department figures, following a 3.8% rise in the fourth quarter of 2004. Manufacturing activity, which had expanded strongly in the second half of 2004, slackened somewhat in the first quarter of 2005, amid slower industrial production and weakening demand for durable goods.

Consumer spending, which helped fuel the economic recovery over the past year, weakened considerably, as higher fuel costs and rising interest rates on loans and mortgages prompted consumers to tighten their belts. Capital spending also slowed, as businesses curtailed new investments in plants and factories, while reducing the pace of investment in productivity-enhancing equipment and software. Residential construction remained relatively strong, although slightly off the torrid pace set in 2004.

After recovering dramatically in 2004, job creation weakened somewhat in early 2005...

The nation’s labor markets strengthened during the year, although the pace of job creation weakened at the close of the period. Hiring picked up during the year in areas that had suffered large technology sector layoffs. Also, manufacturing, financial services, business services, trucking, shipping, construction, energy, health care, and media also generated new jobs. In the first quarter of 2005, however, employers showed some reticence in hiring practices, as they were forced to cope with unpredictable fuel cost hikes.

Municipal bond yields were 99% of Treasury yields

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.  Statistics as of March 31, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

The Federal Reserve continued to raise short-term interest rates in 2005...

The Federal Reserve pushed short-term rates higher, suggesting it will continue to raise rates to keep the economy from growing too quickly and, thereby, reviving inflation. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on eight occasions, raising that benchmark from 1.00% to 3.00%, including its most recent rate hike in May 2005.

The municipal bond market posted a modest gain for the year, slightly outperforming the Treasury market. For the six months ended March 31, 2005, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21.%.*

* It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the various portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of 4.49% for the six months ended March 31, 2005. That return was the result of an increase in share price from $14.82 on September 30, 2004 to $14.98 on March 31, 2005 and the reinvestment of $0.500 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 4.07% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $15.03 on September 30, 2004 to $15.13 on March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•    Based on the last dividend of the semi-annual period and a share price of $14.98, the Fund had a market yield of 6.68% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 10.28%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

William H. Ahern
Portfolio Manager

Management Discussion

•    The U.S. economy expanded moderately during the period, despite concerns over rising fuel costs. Manufacturing rebounded somewhat, while financial services, business services, transportation, construction, energy and health care posted strong job growth. The U.S. jobless rate was 5.2% in March 2005, down from 5.7% a year ago.

•    Insured* transportation bonds constituted the Fund’s largest sector weighting at March 31, 2005. The Fund’s investments represented a broad range of transportation projects, including bridge and tunnel authorities, highway and turnpike authorities, a monorail project and an urban skywalk.

•    Insured* general obligations (GOs) were a significant investment. The Fund’s investments included state and municipal issuers alike, ranging from large urban centers to local school district bond issuers. GOs are backed by the taxing power of the issuing jurisdiction.

•    Insured* water revenue bonds were key investments for the Fund. Amid more stringent environmental regulations, many communities have issued bonds to finance improvements to water filtration and discharge facilities. Water utilities have historically represented a relatively stable revenue source.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 37% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information

as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	3.81%
Life of Fund (11/29/02)	9.22

Average Annual Total Return (by net asset value)
One Year	10.05%
Life of Fund (11/29/02)	9.69

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 35.00% federal  income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of 4.37% for the six months ended March 31, 2005. That return was the result of an increase in share price from $14.58 on September 30, 2004 to $14.73 on March 31, 2005 and the reinvestment of $0.474 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 3.73% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.51 on September 30, 2004 to $14.57 on March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•    Based on the last dividend of the semi-annual period and a share price of $14.73, the Fund had a market yield of 6.44% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 10.92%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Cynthia J. Clemson
Portfolio Manager

Management Discussion

•   California’s economy generated good job growth in late 2004 and early 2005. The business services sector added the largest number of jobs, with construction and financial services also making significant contributions. The government sector, subject to budgetary restraints, remained a sore spot in the state economy.  The state’s March 2005 jobless rate was 5.8%, down from 6.4% a year ago.

•    Insured* general obligations (GOs) constituted the Fund’s largest sector weighting at March 31, 2005. The Fund’s investments included issues of the state – whose credit rating has been modestly upgraded within the past year – as well as issues for local school districts and assessment districts.

•    Insured* lease revenue/certificates of participation (COPs) were major investments. COPs provide cost-effective, lease financing for borrowers at the state, county and municipal level for a broad range of public works projects.

•    Insured* special assessment revenue bonds remained among the Fund’s prominent holdings. The Fund’s investments included issues that financed housing redevelopment projects, as well as various infrastructure-related projects.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 38% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information

as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	5.21%
Life of Fund (11/29/02)	7.90

Average Annual Total Return (by net asset value)
One Year	3.72%
Life of Fund (11/29/02)	7.40

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of -1.34% for the six months ended March 31, 2005. That return was the result of a decrease in share price from $14.75 on September 30, 2004 to $14.10 on March 31, 2005 and the reinvestment of $0.465 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 4.42% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.52 on September 30, 2004 to $14.69 on March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•    Based on the last dividend of the semi-annual period and a share price of $14.10, the Fund had a market yield of 6.60% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 10.15%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Craig Brandon
Portfolio Manager

Management Discussion

•   Florida’s economy continued to expand during the period. Residential construction and service sectors remained very strong, a result of a population growth rate twice that of the U.S. rate. Despite a severe hurricane season, even tourism grew in 2004, boosted by the weak U.S. dollar. The state’s jobless rate was 4.5% in March 2005, down from 4.8% a year ago.

•    Insured* special tax revenue bonds were the Fund’s largest sector weightings at March 31, 2005. These bonds are used to build or expand facilities or infrastructure.

•    The Fund remained very selective within the hospital sector, given the industry’s increasing competition and cost pressures. The Fund focused on facilities with good management, marketable health care specialties and sound underlying fundamentals.

•    Insured* transportation bonds also provided opportunities for the Fund. Investments included issues for highway and road construction projects, and port facility improvement projects.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 37% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information
as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	-0.37%
Life of Fund (11/29/02)	5.84

Average Annual Total Return (by net asset value)
One Year	4.70%
Life of Fund (11/29/02)	7.71

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state intangibles tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 35.00% combined federal and state intangibles tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of 9.29% for the six months ended March 31, 2005. That return was the result of an increase in share price from $15.57 on September 30, 2004 to $16.52 on March 31, 2005 and the reinvestment of $0.474 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 3.35% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.87 on September 30, 2004 to $14.92 on March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•    Based on the last dividend of the semi-annual period and a share price of $16.52, the Fund had a market yield of 5.74% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 9.33%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Robert B. MacIntosh
Portfolio Manager

Management Discussion

•   The Massachusetts economy made progress in 2004 and 2005, although not yet achieving pre-recession employment levels. Business services, health care, education and residential building remained areas of strong job creation. The manufacturing sector continued to struggle. The state’s March 2005 jobless rate was 4.9%, down from 5.4% a year ago and below the national rate.

•    Insured* private and public education bonds remained among the the Fund’s largest sector weightings at March 31, 2005. The Fund’s investments included some of the Commonwealth’s well-regarded colleges and universities that enjoy strong applicant demand.

•    Insured* lease revenue/certificates of participation (COPs) were large investments. These bonds provided flexible and cost effective financing for Massachusetts projects. COPs and lease revenue bonds typically finance the purchase of equipment and facilities, and are secured by lease payments by the borrower.

•    Insured* transportation bonds were a large investment for the Fund. The Fund’s investments focused mainly on state turnpike authority issues, which have financed major improvements in recent years.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 37% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods.  This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information
as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	9.69%
Life of Fund (11/29/02)	13.56

Average Annual Total Return (by net asset value)
One Year	6.43%
Life of Fund (11/29/02)	8.72

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of 10.55% for the six months ended March 31, 2005. That return was the result of an increase in share price from $15.49 on September 30, 2004 to $16.60 on March 31, 2005 and the reinvestment of $0.474 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 2.67% for the six months ended March 31, 2005. That return was the result of a decrease in net asset value per share from $14.84 on September 30, 2004 to $14.77 on March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•    Based on the last dividend of the semi-annual period and a share price of $16.60, the Fund had a market yield of 5.71% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 9.14%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

William H. Ahern
Portfolio Manager

Management Discussion

•   Michigan’s economy continued to set a lackluster pace and remained the only state in the nation where employment has declined in the past year. The largest losses were in the manufacturing, retail and government areas. There were pockets of strength in the construction sector. The state’s March 2005 jobless rate was 7.5%, up from 7.1% a year ago.

•    Insured* general obligations (GOs) constituted the Fund’s largest sector weighting at March 31, 2005. Given the state’s unsteady economy, management focused on issues of fiscally sound school districts and building authorities.

•    Insured* special tax revenue bonds constituted another large investment sector. These high-quality bonds were issued to finance improvements, such as renewal projects in downtown Detroit and airport-related projects. These bonds are backed by a variety of special taxes approved solely for the projects.

•    Hospital bonds were also a large investment for the fund. In a very competitive and cost-conscious environment, the Fund focused on acute care facilities that management believes are well managed, financially strong and leading care providers in their respective communities.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 37% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods.  This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information
as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	8.22%
Life of Fund (11/29/02)	13.11

Average Annual Total Return (by net asset value)
One Year	5.38%
Life of Fund (11/29/02)	7.60

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of 1.14% for the six months ended March 31, 2005. That return was the result of a decrease in share price from $15.49 on September 30, 2004 to $15.18 on March 31, 2005 and the reinvestment of $0.480 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 3.90% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.99 on September 30, 2004 to $15.09 on March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•      Based on the last dividend of the semi-annual period and a share price of $15.18, the Fund had a market yield of 6.32% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 10.68%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Robert B. MacIntosh
Portfolio Manager

Management Discussion

•   In late 2004 and early 2005, New Jersey enjoyed good job growth, the state’s strongest since 2000. Leisure, business services, trade, transportation, and utilities generated the fastest job growth. Not surprisingly, manufacturing remained among the state’s weakest sectors. The state’s March 2005 jobless rate was 4.4%, down from 5.2% a year ago.

•    Insured* public education bonds were the Fund’s largest sector weighting at March 31, 2005. The Fund’s investments included issues for a community college, a four-year university and the state medical and dental school. These institutions have enjoyed stable revenues in a range of economic climates.

•    Insured* general obligations (GOs) constituted a large commitment by the Fund. Investments were dominated by city, township and board of education issues. These local GO’s provided high quality and excellent liquidity.

•    Insured* transportation bonds were a major focus of the Fund. Investments included bonds for a marine terminal in Newark, as well as river, transportation, port and highway authorities throughout the state, all key elements of the New Jersey economy.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 37% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information
as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	1.78%
Life of Fund (11/29/02)	9.57

Average Annual Total Return (by net asset value)
One Year	5.42%
Life of Fund (11/29/02)	9.29

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of 3.94% for the six months ended March 31, 2005. That return was the result of an increase in share price from $14.46 on September 30, 2004 to $14.55 on March 31, 2005 and the reinvestment of $0.482 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 4.13% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.91 on September 30, 2004 to $15.03 on March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•    Based on the last dividend of the semi-annual period and a share price of $14.55, the Fund had a market yield of 6.62% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 11.04%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Thomas J. Fetter
Portfolio Manager

Management Discussion

•   During 2004 and into early 2005, New York State posted positive job growth for the first time since 2000. Job creation in business services, education, health care and tourism have been the main drivers of growth. Gains in finance have been modest, while the state continued to lose manufacturing jobs at a faster rate than the nation as a whole. The state’s March 2005 jobless rate was 5.1%, down from 6.1% a year ago.

•    Insured* private education bonds were the Fund’s largest weighting at March 31, 2005. The Fund emphasized dormitory authority bonds, which helped finance the building of living quarters and classroom facilities for some of the state’s leading colleges and universities.

•    Transportation is vital to New York’s position as the nation’s economic capital and insured* transportation bonds have played a major role in the Fund. Holdings included issues for public transit, bridges and tunnels, ports and highway authorities.

•    Insured* water and sewer bonds represented a major investment. The Fund’s holdings financed improvements to water and wastewater facilities and included issues for New York City and for the upstate City of Niagara Falls.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 37% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information
as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	1.84%
Life of Fund (11/29/02)	7.85

Average Annual Total Return (by net asset value)
One Year	6.53%
Life of Fund (11/29/02)	9.36

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of 1.62% for the six months ended March 31, 2005. That return was the result of a decrease in share price from $15.20 on September 30, 2004 to $14.98 on March 31, 2005 and the reinvestment of $0.461 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 3.10% for the six months ended March 31, 2005. That return was the result of no change in net asset value per share from $14.64 on September 30, 2004 to March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•    Based on the last dividend of the semi-annual period and a share price of $14.98, the Fund had a market yield of 6.09% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 10.13%.(4) The dividend declared on April 29, 2005 reflects a reduction of the monthly dividend of $0.005 per share.

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Thomas J. Fetter
Portfolio Manager

Management Discussion

•   Ohio’s economy generated job growth in 2004 and early 2005, benefiting from the strength in the service sector. Business services, education and health care were areas of job growth. However, while losses in the key manufacturing sector slowed, a continuing focus on productivity and restructurings limited the extent of the recovery. The state’s March 2005 jobless rate was 6.4%, up slightly from 6.1% a year ago.

•    Insured* general obligations (GOs) were the Fund’s largest sector weighting at March 31, 2005, represented predominantly by school district bonds. Management focused on communities with a relatively broad local economic base, stable property tax revenues and manageable foreseeable borrowing needs.

•    Insured* public education bonds remained a large commitment in the Fund. Management emphasized universities within the Ohio state university system, as well as a community college well-known in the state for its cooperative and clinical studies programs.

•    Selected Puerto Rico bonds offered opportunities for further diversification by sector, issuer and coupon. The Fund’s Puerto Rico investments included electric utilities, lease revenue bonds, special tax revenues and transportation bonds.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 37% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information
as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	1.26%
Life of Fund (11/29/02)	8.31

Average Annual Total Return (by net asset value)
One Year	6.46%
Life of Fund (11/29/02)	7.25

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2005

INVESTMENT UPDATE

The Fund

•    Based on share price (traded on the American Stock Exchange), the Fund had a total return of 2.79% for the six months ended March 31, 2005. That return was the result of a decrease in share price from $14.98 on September 30, 2004 to $14.93 on March 31, 2005 and the reinvestment of $0.469 in monthly dividends.(1)

•    Based on net asset value, the Fund had a total return of 3.49% for the six months ended March 31, 2005. That return was the result of an increase in net asset value per share from $14.41 on September 30, 2004 to $14.46 on March 31, 2005, and the reinvestment of all distributions.

•    In comparison, the Lehman Brothers Municipal Bond Index – an unmanaged index of longer-term, investment-grade, municipal debt securities made up of issues larger than $50 million – had a total return of 1.21% for the six months ended March 31, 2005.(2)

•    Based on the last dividend of the semi-annual period and a share price of $14.93, the Fund had a market yield of 6.28% at March 31, 2005.(3) The Fund’s market yield is equivalent to a taxable yield of 9.97%.(4)

Rating Distribution(5),(6)

By total investments

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Thomas M. Metzold
Portfolio Manager

Management Discussion

•   Pennsylvania saw positive job growth in 2004 for the first time since 2000, although growth was uneven around the state. Business, education, tourism, construction and health care were major contributors. Manufacturing, especially in western Pennsylvania, continued to shed jobs. Pennsylvania’s March 2005 jobless rate was 5.2%, down from 5.5% a year ago.

•    Insured* general obligations (GOs) were the Fund’s largest sector weighting at March 31, 2005. The Fund’s investments focused on city, county and school district bonds in areas with a relatively strong tax base and solid economic resources, two key variables for investors in general obligations.

•    Insured* transportation bonds remained a significant commitment for the Fund. Investments focused predominantly on port authority and Pennsylvania turnpike issues. The bonds have financed repairs and expansions needed to accommodate the Commonwealth’s increasing commercial and passenger traffic.

•    Insured* private education bonds constituted a large investment. Historically less sensitive to economic changes, the Fund’s investments included state and county bonds that financed the construction of university housing and teaching facilities.

•    At March 31, 2005, the Fund had leverage in the amount of approximately 38% of the Fund’s total assets. The Fund uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Information
as of March 31, 2005

Performance(7)

Average Annual Total Return (by share price, American Stock Exchange)
One Year	-0.84%
Life of Fund (11/29/02)	8.59

Average Annual Total Return (by net asset value)
One Year	3.38%
Life of Fund (11/29/02)	7.12

(1)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state income tax.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) The Fund’s market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(5) Rating Distribution may not be representative of the Fund’s current or future investments.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(7) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares.

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 157.4%
Principal Amount (000's omitted)	Security	Value
General Obligations - 7.5%
$4,500	California, 5.25%, 4/1/30	$4,682,925
2,215	California, 5.50%, 11/1/33	2,373,616
4,000	New York City, NY, 5.25%, 1/15/33	4,169,640
		$11,226,181
Hospital - 5.8%
$650	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	$668,635
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	400,429
500	Hawaii Pacific Health, 5.60%, 7/1/33	509,575
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,035,220
1,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,518,855
4,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	4,623,210
		$8,755,924
Insured-Electric Utilities - 12.4%
$1,500	Burke County, GA, Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34(1)	$1,473,240
2,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	2,645,825
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	9,006,626
3,900	Jea, FL, Electric System, (FSA), 5.00%, 10/1/34	3,962,283
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,542,210
		$18,630,184
Insured-General Obligations - 19.6%
$1,600	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	$1,265,440
2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	2,176,144
1,640	California, (XLCA), Variable Rate, 9.955%, 10/1/28(2)(3)	1,777,776
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,534,801
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	3,875,600
1,000	Desert Sands, CA, Unified School District, (Election of 2001), (FSA), 5.00%, 6/1/24	1,043,650
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	5,030,445
2,080	Philadelphia, PA, (FSA), Variable Rate, 9.92%, 9/15/31(2)(3)	2,203,718

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,270	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	$974,827
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,660,574
10,000	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 12/1/23	3,898,900
		$29,441,875
Insured-Hospital - 2.6%
$3,000	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 10.665%, 8/15/38(2)(3)	$3,934,920
		$3,934,920
Insured-Lease Revenue / Certificates of Participation - 2.9%
$4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$4,386,595
		$4,386,595
Insured-Private Education - 3.8%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$3,019,900
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,614,700
		$5,634,600
Insured-Public Education - 9.3%
$1,500	Central Michigan University, (AMBAC), 4.75%, 10/1/29	$1,514,220
3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	3,615,675
750	Florida Education System, Housing Facility Revenue, (International University), (MBIA), 4.50%, 7/1/34	722,775
5,335	University of California, (AMBAC), 5.00%, 9/1/27	5,489,555
2,500	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/29	2,661,600
		$14,003,825
Insured-Sewer Revenue - 1.8%
$2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	$2,626,732
		$2,626,732
Insured-Special Assessment Revenue - 1.5%
$2,165	San Jose, CA, Redevelopment Agency Tax, (MBIA), Variable Rate, 9.955%, 8/1/32(2)(3)	$2,287,734
		$2,287,734

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue - 6.4%
$4,000	Metropolitan Pier and Exposition Authority, (McCormick Place Expansion), IL, (MBIA), 5.25%, 6/15/42	$4,183,280
5,325	Utah Transportation Authority Sales Tax, (FSA), 5.00%, 6/15/32	5,442,469
		$9,625,749
Insured-Transportation - 37.6%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,012,630
4,000	Chicago, IL, Transportation, (Skywalk), (AMBAC), 5.25%, 1/1/31	4,321,720
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	4,992,407
12,390	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	4,607,593
2,345	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	2,380,949
1,500	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	1,521,120
3,835	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 9.995%, 1/1/37(2)(3)	3,996,990
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20	6,721,173
1,200	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	1,130,412
5,000	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	5,264,000
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42(4)	10,113,100
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,283,400
		$56,345,494
Insured-Utilities - 8.5%
$6,500	Los Angeles, CA, Department of Water and Power, (FGIC), 5.00%, 7/1/43	$6,584,305
6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	6,153,780
		$12,738,085
Insured-Water and Sewer - 12.7%
$2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38(5)	$2,276,893
4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	4,978,264
8,155	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	8,351,699
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	1,999,335
1,275	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Variable Rate, 10.304%, 12/1/27(2)(3)	1,426,495
		$19,032,686

Principal Amount (000's omitted)	Security	Value
Insured-Water Revenue - 14.1%
$2,330	Contra Costa, CA, Water District, (FSA), Variable Rate, 9.959%, 10/1/32(2)(3)	$2,534,691
3,450	Detroit, MI, Water Supply System, (MBIA), Variable Rate, 9.82%, 7/1/34(2)(3)	3,712,959
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,223,510
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	2,986,063
4,610	Texas Southmost Regional Water Authority, (MBIA), 5.00%, 9/1/32	4,702,799
		$21,160,022
Lease Revenue / Certificates of Participation - 0.7%
$1,000	Metropolitan Transportation Authority of New York, Lease Contract, 5.125%, 1/1/29	$1,029,810
		$1,029,810
Other Revenue - 0.9%
$1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	$1,400,000
		$1,400,000
Special Tax Revenue - 3.8%
$3,155	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/29	$3,388,628
750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	781,373
1,480	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,555,954
		$5,725,955
Transportation - 5.5%
$7,980	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	$8,167,690
		$8,167,690
Total Tax-Exempt Investments - 157.4% (identified cost $227,687,885)		$236,154,061
Other Assets, Less Liabilities - 0.9%		$1,419,219
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (58.3)%		$(87,502,339)
Net Assets Applicable to Common Shares - 100.0%		$150,070,941

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 84.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 34.8% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $21,875,283 or 14.6% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 158.0%
Principal Amount (000's omitted)	Security	Value
General Obligations - 5.9%
$775	California, 5.00%, 6/1/34	$790,128
900	California, 5.25%, 4/1/30	936,585
1,465	California, 5.50%, 11/1/33	1,569,909
		$3,296,622
Insured-Electric Utilities - 10.5%
$3,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	$3,566,497
1,650	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(1)(2)	1,869,730
455	Sacramento Municipal Electric Utility District, (FSA), Variable Rate, 9.957%, 8/15/28(1)(3)	493,466
		$5,929,693
Insured-General Obligations - 37.8%
$1,000	California, (AMBAC), 4.25%, 3/1/27	$936,730
1,250	California, (AMBAC), 5.00%, 4/1/27	1,283,775
415	California, (XLCA), Variable Rate, 9.955%, 10/1/28(1)(3)	449,864
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,350,050
2,000	Laguna Salada Union School District, (FGIC), 0.00%, 8/1/22	837,580
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,409,431
1,710	Los Angeles Unified School District, (FGIC), 5.375%, 7/1/25	1,819,406
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	1,988,957
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,031,510
735	San Diego Unified School District, (MBIA), Variable Rate, 11.455%, 7/1/24(1)(3)	1,055,364
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	1,903,825
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,800,172
1,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	1,038,860
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,336,800
2,600	Union Elementary School District, (FGIC), 0.00%, 9/1/23	1,023,828
		$21,266,152

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation - 21.0%
$4,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	$4,051,960
4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27(4)	4,368,192
2,250	Orange County Water District Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,303,190
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,097,704
		$11,821,046
Insured-Public Education - 14.3%
$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$4,107,760
3,790	University of California, (FGIC), 5.125%, 9/1/31	3,929,624
		$8,037,384
Insured-Sewer Revenue - 6.3%
$3,425	Los Angeles Wastewater Treatment System, (FGIC), 5.00%, 6/1/28	$3,531,894
		$3,531,894
Insured-Special Assessment Revenue - 18.5%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	$2,564,525
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,564,525
1,750	Irvine Public Facility and Infrastructure Authority Assessment, (AMBAC), 5.00%, 9/2/26	1,804,670
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,052,240
1,335	San Jose Redevelopment Agency Tax, (MBIA), Variable Rate, 9.955%, 8/1/32(1)(3)	1,410,681
		$10,396,641
Insured-Special Tax Revenue - 8.7%
$1,000	San Francisco Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	$1,024,990
3,750	San Francisco Bay Area Rapid Transportation District, (AMBAC), 5.125%, 7/1/36	3,871,050
		$4,896,040

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 15.4%
$4,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36	$4,125,160
2,250	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,369,048
6,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	2,154,143
		$8,648,351
Insured-Utilities - 3.2%
$1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	$1,785,088
		$1,785,088
Insured-Water and Sewer - 10.3%
$5,700	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/38	$5,810,010
		$5,810,010
Insured-Water Revenue - 1.6%
$835	Contra Costa Water District, (FSA), Variable Rate, 9.959%, 10/1/32(1)(3)	$908,355
		$908,355
Water Revenue - 4.5%
$2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	$2,544,050
		$2,544,050
Total Tax-Exempt Investments - 158.0% (identified cost $86,314,446)		$88,871,326
Other Assets, Less Liabilities - 2.0%		$1,113,955
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (60.0)%		$(33,752,096)
Net Assets Applicable to Common Shares - 100.0%		$56,233,185

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 93.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 31.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $6,187,460 or 11.0% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 157.8%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded - 5.4%
$2,000	Jacksonville Electric Authority, (Water and Sewer Revenue), Prerefunded to 4/1/06, 5.25%, 10/1/31	$2,052,680
		$2,052,680
Hospital - 5.9%
$1,160	Highlands County, Health Facility Authority, (Adventist Health), 5.25%, 11/15/23	$1,203,871
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,027,380
		$2,231,251
Insured-Electric Utilities - 12.1%
$1,500	Deltona, Utility System Revenue, (MBIA), 5.00%, 10/1/33	$1,545,540
2,435	JEA Electric System Revenue, (FSA), 4.75%, 10/1/34	2,435,755
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(1)(2)	566,585
		$4,547,880
Insured-Escrowed / Prerefunded - 3.0%
$1,025	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$1,117,106
		$1,117,106
Insured-General Obligations - 9.1%
$1,345	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	$1,384,987
2,000	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	2,059,460
		$3,444,447
Insured-Hospital - 18.5%
$1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,030,510
1,500	Jacksonville Economic Development Commission, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	1,615,005
1,500	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	1,553,895
1,510	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.25%, 7/1/24(3)	1,647,546
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,125,300
		$6,972,256

Principal Amount (000's omitted)	Security	Value
Insured-Miscellaneous - 11.5%
$1,500	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$1,503,960
2,750	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	2,831,565
		$4,335,525
Insured-Pooled Loans - 3.3%
$1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/23	$632,031
1,520	Florida Municipal Loan Council Revenue, (MBIA), 0.00%, 4/1/24	596,402
		$1,228,433
Insured-Sewer Revenue - 2.7%
$1,000	Pinellas County, Sewer, (FSA), 5.00%, 10/1/32	$1,030,580
		$1,030,580
Insured-Special Assessment Revenue - 7.6%
$2,780	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	$2,858,980
		$2,858,980
Insured-Special Tax Revenue - 39.8%
$1,000	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27	$1,041,880
1,250	Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32	1,295,400
1,000	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 9.915%, 10/1/35(1)(4)	1,027,780
1,500	Jacksonville Capital Improvements, (AMBAC), 5.00%, 10/1/30	1,538,175
3,750	Jacksonville Transportation, (MBIA), 5.00%, 10/1/31	3,832,387
1,275	Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27	1,328,958
225	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	227,277
1,740	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/25	1,813,063
750	Orange County Tourist Development, (AMBAC), Variable Rate, 10.29%, 10/1/30(1)(4)	830,235
1,000	Orange County, Sales Tax, (FGIC), 5.125%, 1/1/23	1,055,780
440	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(4)	477,330
1,120	Sunrise Public Facility, (MBIA), 0.00%, 10/1/20	537,342
		$15,005,607

See notes to financial statements

Eaton Vance Insured Florida Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 16.8%
$1,500	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	$1,467,900
1,500	Miami-Dade County, Expressway Authority, (FGIC), 5.00%, 7/1/33	1,545,255
1,605	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/24	611,152
1,950	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/25	700,908
1,700	Port Palm Beach District, (Improvements), (XLCA), 0.00%, 9/1/26	577,541
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.955%, 7/1/32(1)(4)	363,670
940	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36(1)(4)	1,072,098
		$6,338,524
Insured-Utility - 4.2%
$1,550	Daytona Beach, Utility System Revenue, (AMBAC), 5.00%, 11/15/32	$1,592,083
		$1,592,083
Insured-Water and Sewer - 16.3%
$1,500	JEA Water and Sewer System, (MBIA), 4.75%, 10/1/30	$1,505,130
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/27	2,072,140
1,000	Marion County Utility System, (MBIA), 5.00%, 12/1/33	1,030,790
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,049,660
500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.90%, 10/1/27(1)(2)	505,525
		$6,163,245
Transportation - 1.6%
$250	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	$256,558
350	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	358,232
		$614,790
Total Tax-Exempt Investments - 157.8% (identified cost $57,614,533)		$59,533,387
Other Assets, Less Liabilities - 1.8%		$695,696
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (59.6)%		$(22,503,607)
Net Assets Applicable to Common Shares - 100.0%		$37,725,476

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 91.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 49.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $4,843,223 or 12.8% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 158.6%
Principal Amount (000's omitted)	Security	Value
Hospital - 10.2%
$1,500	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	$1,624,770
1,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	1,031,380
		$2,656,150
Insured-Escrowed / Prerefunded - 8.9%
$3,000	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,074,450
1,000	Puerto Rico, Prerefunded to 7/1/12, (FGIC), Variable Rate, 9.274%, 7/1/32(1)(2)	1,254,790
		$2,329,240
Insured-General Obligations - 14.7%
$2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	$2,216,740
1,020	Maynard, (MBIA), 5.50%, 2/1/22	1,133,220
500	Sandwich, (MBIA), 4.50%, 7/15/29	493,060
		$3,843,020
Insured-Hospital - 11.5%
$1,750	Massachusetts HEFA, (Harvard Pilgrim Health), (FSA), 5.00%, 7/1/28	$1,769,180
1,210	Massachusetts HEFA, (New England Medical Center ), (FGIC), 5.00%, 5/15/25	1,242,743
		$3,011,923
Insured-Lease Revenue / Certificates of Participation - 15.6%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,806,245
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,031,180
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.705%, 7/1/36(1)(2)	1,230,860
		$4,068,285
Insured-Miscellaneous - 8.5%
$2,100	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.375%, 1/1/42	$2,214,072
		$2,214,072

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans - 3.5%
$800	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 9.956%, 8/1/27(1)(2)	$899,208
		$899,208
Insured-Private Education - 20.2%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,090,140
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,207,960
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,568,820
1,400	Massachusetts IFA, (Tufts University), (MBIA), 4.75%, 2/15/28	1,404,592
		$5,271,512
Insured-Public Education - 17.6%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$802,935
1,000	Massachusetts HEFA, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,035,490
1,150	Massachusetts HEFA, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,186,926
1,500	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	1,563,840
		$4,589,191
Insured-Special Tax Revenue - 9.1%
$1,280	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32(3)	$1,319,859
1,000	Massachusetts State Special Obligation - Convention Center, (FGIC), 5.25%, 1/1/29	1,061,480
		$2,381,339
Insured-Transportation - 14.9%
$5,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$1,804,563
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,269,162
415	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 9.995%, 1/1/37(1)(2)	432,530
335	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36(1)(2)	382,078
		$3,888,333

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 9.9%
$2,500	Massachusetts Water Resource Authority, (FSA), 5.00%, 8/1/32	$2,570,125
		$2,570,125
Private Education - 9.3%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	$519,200
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	764,940
600	Massachusetts Development Finance Agency, (Western New England College), 6.125%, 12/1/32	632,070
500	Massachusetts HEFA, (Boston College), 5.125%, 6/1/24	520,330
		$2,436,540
Transportation - 4.7%
$1,200	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	$1,228,224
		$1,228,224
Total Tax-Exempt Investments - 158.6% (identified cost $39,551,757)		$41,387,162
Other Assets, Less Liabilities - 0.8%		$202,711
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (59.4)%		$(15,500,000)
Net Assets Applicable to Common Shares - 100.0%		$26,089,873

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 84.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 26.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $4,199,466 or 16.1% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 159.2%
Principal Amount (000's omitted)	Security	Value
Education - 2.3%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$506,080
		$506,080
Electric Utilities - 5.8%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,299,187
		$1,299,187
Hospital - 18.6%
$1,000	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	$1,045,140
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	1,540,650
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,558,080
		$4,143,870
Insured-Electric Utilities - 2.4%
$500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$522,500
		$522,500
Insured-Escrowed / Prerefunded - 11.4%
$1,150	Michigan Hospital Finance Authority, (St. John Health System), Escrowed to Maturity, (AMBAC), 5.00%, 5/15/28	$1,174,449
1,095	Puerto Rico, Prerefunded to 7/1/12, (FGIC), Variable Rate, 9.274%, 7/1/32(1)(2)	1,373,995
		$2,548,444
Insured-General Obligations - 35.2%
$500	Allegan Public School District, (FSA), 5.00%, 5/1/30	$517,400
1,550	Detroit School District, (School Bond Loan Fund), (FSA), 5.125%, 5/1/31	1,599,507
1,960	Grand Rapids and Kent County Joint Building Authority, (Devos Place), (MBIA), 0.00%, 12/1/27	623,143
4,000	Grand Rapids and Kent County Joint Building Authority, (MBIA), 0.00%, 12/1/30	1,081,880
750	Greenville Public Schools, (MBIA), 5.00%, 5/1/25	770,940
1,000	Melvindle-Northern Allen Park School District, (Building and Site), (FSA), 5.00%, 5/1/28	1,030,810

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,330	Okemos Public School District, (MBIA), 0.00%, 5/1/19	$686,626
1,500	Reed City Public Schools, (FSA), 5.00%, 5/1/29	1,550,265
		$7,860,571
Insured-Hospital - 9.7%
$500	Michigan Hospital Finance Authority, Mid-Michigan Obligation Group, (AMBAC), 5.00%, 4/15/32	$510,605
1,590	Royal Oak Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,652,932
		$2,163,537
Insured-Lease Revenue / Certificates of Participation - 13.7%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$753,865
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,065,508
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.705%, 7/1/36(1)(2)	1,230,860
		$3,050,233
Insured-Public Education - 11.6%
$250	Central Michigan University, (AMBAC), 4.75%, 10/1/29	$252,370
1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32(3)	1,549,065
750	Lake Superior University, (AMBAC), 5.125%, 11/15/26	778,590
		$2,580,025
Insured-Sewer Revenue - 7.3%
$1,250	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	$1,279,475
340	Detroit Sewer Disposal, (MBIA), 5.00%, 7/1/30	351,132
		$1,630,607
Insured-Special Tax Revenue - 18.4%
$1,500	Lansing Building Authority, (MBIA), 5.00%, 6/1/29	$1,546,035
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	1,536,840
1,000	Ypsilanti Community Utilities Authority, (San Sewer System), (FGIC), 5.00%, 5/1/32	1,023,610
		$4,106,485
Insured-Transportation - 4.6%
$1,000	Michigan Trunk Line, (FSA), 5.00%, 11/1/25	$1,028,750
		$1,028,750

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Utility - 7.0%
$1,000	Lansing Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/25	$1,035,470
510	Lansing Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/26	528,268
		$1,563,738
Insured-Water Revenue - 11.2%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,634,752
800	Detroit Water Supply System, (MBIA), Variable Rate, 9.82%, 7/1/34(1)(2)	860,976
		$2,495,728
Total Tax-Exempt Investments - 159.2% (identified cost $34,077,034)		$35,499,755
Other Assets, Less Liabilities - 1.4%		$306,560
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (60.6)%		$(13,501,526)
Net Assets Applicable to Common Shares - 100.0%		$22,304,789

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 83.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 25.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $3,465,831 or 15.5% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 156.3%
Principal Amount (000's omitted)	Security	Value
Hospital - 2.9%
$500	Camden County Improvement Authority, (Cooper Health), 5.75%, 2/15/34	$517,310
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	623,188
		$1,140,498
Insured-Escrowed / Prerefunded - 5.0%
$1,550	Puerto Rico, Prerefunded to 7/1/12, (FGIC), Variable Rate, 9.274%, 7/1/32(1)(2)	$1,944,924
		$1,944,924
Insured-General Obligations - 23.0%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,016,661
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,028,017
1,500	Bordentown Regional School District Board of Education, (FGIC), 5.00%, 1/15/30(3)	1,549,995
500	Chester Township Board of Education, (FSA), 4.50%, 3/1/35	485,180
265	Florence Township Fire District No. 1, (MBIA), 5.125%, 7/15/28	279,996
170	Florence Township Fire District No.1, (MBIA), 5.125%, 7/15/29	179,236
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	1,984,950
1,250	Jersey City, (FSA), 5.25%, 9/1/23	1,334,250
1,000	Washington Township and Mercer County Board of Education, (FGIC), 5.00%, 1/1/27	1,030,230
		$8,888,515
Insured-Hospital - 10.5%
$2,750	New Jersey Health Care Facilities, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	$2,820,235
1,200	New Jersey Health Care Facilities, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	1,222,872
		$4,043,107
Insured-Lease Revenue / Certificates of Participation - 13.6%
$2,670	Lafayette Yard, Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	$2,727,538
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,276,775
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.705%, 7/1/36(1)(2)	1,230,860
		$5,235,173

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans - 2.8%
$950	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 9.955%, 8/1/27(1)(2)	$1,067,809
		$1,067,809
Insured-Private Education - 2.7%
$1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/28	$1,035,820
		$1,035,820
Insured-Public Education - 25.3%
$1,400	Monmouth, (Brookdale Community College), (AMBAC), 5.00%, 8/1/29	$1,425,466
500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.00%, 7/1/27	516,065
1,600	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.00%, 7/1/33	1,646,416
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.125%, 7/1/30	1,562,340
4,490	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,632,288
		$9,782,575
Insured-Sewer Revenue - 6.1%
$900	Long Branch Sewer Authority, (FGIC), 4.75%, 6/1/23	$935,055
2,100	Passaic Valley Sewer Commissioners, (FGIC), 2.50%, 12/1/32	1,407,378
		$2,342,433
Insured-Special Tax Revenue - 10.4%
$10,000	Garden State New Jersey Preservation Trust, (FSA), 0.00%, 11/1/28	$3,189,200
750	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	831,308
		$4,020,508
Insured-Transportation - 22.5%
$780	Delaware River and Bay Authority, (MBIA), 5.00%, 1/1/33	$805,483
800	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	833,016
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	1,542,720
1,290	Port Authority of New York and New Jersey, (FSA), Variable Rate, 9.955%, 11/1/27(1)(2)	1,440,685

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	$1,037,210
950	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/29	970,796
2,000	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	2,073,440
		$8,703,350
Insured-Water and Sewer - 4.7%
$4,500	Middlesex County Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,806,930
		$1,806,930
Insured-Water Revenue - 4.7%
$1,800	Bayonne Municipal Utilities Authority, Water Revenue, (XLCA), 4.75%, 4/1/33	$1,806,534
		$1,806,534
Lease Revenue / Certificates of Participation - 4.0%
$1,500	New Jersey EDA, (School Facilities), 5.00%, 6/15/26	$1,541,040
		$1,541,040
Private Education - 3.3%
$1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,282,288
		$1,282,288
Senior Living / Life Care - 1.5%
$600	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	$593,184
		$593,184
Special Tax Revenue - 5.1%
$150	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	$156,275
500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	512,845
500	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	525,660
750	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	786,240
		$1,981,020

Principal Amount (000's omitted)	Security	Value
Transportation - 8.2%
$1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,283,775
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,872,304
		$3,156,079
Total Tax-Exempt Investments - 156.3% (identified cost $57,333,808)		$60,371,787
Other Assets, Less Liabilities - 2.0%		$756,560
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (58.3)%		$(22,503,143)
Net Assets Applicable to Common Shares - 100.0%		$38,625,204

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 83.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 27.2% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $5,684,278 or 14.7% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 155.1%
Principal Amount (000's omitted)	Security	Value
General Obligations - 5.9%
$500	New York, 5.25%, 8/15/26	$527,805
1,650	New York, NY, 5.25%, 1/15/28	1,725,471
		$2,253,276
Hospital - 2.0%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$777,412
		$777,412
Insured-Electric Utilities - 14.1%
$6,800	Long Island Power Authority Electric Systems Revenue, (FSA), 0.00%, 6/1/22	$3,086,316
2,250	Long Island Power Authority, (NY Electric System), (AMBAC), 5.00%, 9/1/34	2,321,190
		$5,407,506
Insured-Escrowed / Prerefunded - 6.3%
$1,000	Metropolitan Transportation Authority, Petroleum Tax Fund, (FGIC), Prerefunded to 11/15/11, 5.00%, 11/15/31	$1,081,490
580	New York City Trust Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 12.109%, 7/1/29(1)(2)	691,766
500	Puerto Rico, Prerefunded to 7/1/12, (FGIC), Variable Rate, 9.274%, 7/1/32(1)(2)	627,395
		$2,400,651
Insured-General Obligations - 10.1%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,312,193
1,500	Sachem School District, (MBIA), 5.00%, 6/15/27	1,565,010
		$3,877,203
Insured-Hospital - 12.2%
$1,250	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	$1,295,175
6,125	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/26	2,214,616
3,365	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	1,154,801
		$4,664,592

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation - 3.2%
$1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.705%, 7/1/36(1)(2)	$1,230,860
		$1,230,860
Insured-Miscellaneous - 5.4%
$2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	$2,074,580
		$2,074,580
Insured-Private Education - 26.6%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$1,023,900
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,596,900
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	2,347,152
1,500	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	1,540,725
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,024,450
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	515,845
1,125	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	1,148,805
		$10,197,777
Insured-Special Tax Revenue - 16.8%
$2,000	Metropolitan Transportation Authority, Petroleum Tax Fund, (FGIC), 5.25%, 11/15/31	$2,109,100
2,450	New York City Transitional Finance Authority, (MBIA), 4.75%, 5/1/23	2,484,128
1,900	Sales Tax Asset Recievables Corp., (AMBAC), 4.50%, 10/15/33	1,853,716
		$6,446,944
Insured-Transportation - 16.0%
$835	Port Authority of New York and New Jersey, (FSA), Variable Rate, 9.955%, 11/1/27(1)(2)	$932,536
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 9.195%, 7/1/28(1)(2)	1,085,130
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	2,074,420
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,056,680
		$6,148,766

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 14.4%
$3,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38(3)	$3,075,900
2,400	Niagara Falls, Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	2,468,544
		$5,544,444
Insured-Water Revenue - 2.7%
$1,000	Buffalo Municipal Water Finance Authority, (FSA), 5.125%, 7/1/32	$1,035,410
		$1,035,410
Other Revenue - 1.6%
$500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 11.608%, 10/1/32(1)(2)	$632,630
		$632,630
Private Education - 5.3%
$1,000	Dutchess County, Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,024,720
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,012,450
		$2,037,170
Transportation - 9.4%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,027,020
2,500	Triborough Bridge and Tunnel Authority, 5.125%, 1/1/31	2,574,500
		$3,601,520

Principal Amount (000's omitted)	Security	Value
Water Revenue - 3.1%
$1,250	New York Environmental Facilities Corp., 4.50%, 11/15/34	$1,207,463
		$1,207,463
Total Tax-Exempt Investments - 155.1% (identified cost $57,225,218)		$59,538,204
Other Assets, Less Liabilities - 3.5%		$1,348,723
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (58.6)%		$(22,502,543)
Net Assets Applicable to Common Shares - 100.0%		$38,384,384

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 82.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 29.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $5,200,317 or 13.5% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 156.5%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 2.8%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,034,940
		$1,034,940
General Obligations - 2.8%
$1,000	Granville School District, 5.00%, 12/1/24	$1,033,410
		$1,033,410
Hospital - 2.6%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$948,384
		$948,384
Insured-Bond Bank - 2.6%
$1,000	Cleveland-Cuyahoga County Port Authority, (AMBAC), 4.50%, 8/1/36	$958,300
		$958,300
Insured-Electric Utilities - 10.4%
$4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$1,502,080
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	630,622
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,679,700
		$3,812,402
Insured-Escrowed / Prerefunded - 1.7%
$500	University of Akron, Prerefunded to 1/1/10, (FGIC), Variable Rate, 8.91%, 1/1/29(1)(2)	$616,100
		$616,100
Insured-General Obligations - 56.7%
$1,500	Ashtabula School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30(3)	$1,541,715
1,000	Cincinnati School District, (School Improvements), (FSA), 5.00%, 12/1/22	1,041,270
1,000	Cleveland, Municipal School District, (FSA), 5.00%, 12/1/27	1,037,540
1,500	Columbus School District, (FSA), 5.00%, 12/1/32	1,554,015
2,500	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	2,576,975

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,190	Jefferson County, (AMBAC), 4.75%, 12/1/34	$1,181,491
2,500	Olentangy School District, (School Facility Construction and Improvements), (MBIA), 5.00%, 12/1/30	2,569,525
2,400	Plain School District, (FGIC), 0.00%, 12/1/27	750,816
1,400	Powell, (FGIC), 5.50%, 12/1/32	1,517,110
2,500	Springboro Community School District, (MBIA), 5.00%, 12/1/32	2,586,250
750	Tecumseh School District, (FGIC), 4.75%, 12/1/31	754,868
2,600	Trotwood-Madison School District, (School Improvements), (FGIC), 5.00%, 12/1/30	2,677,402
1,000	Zanesville School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,041,650
		$20,830,627
Insured-Hospital - 7.1%
$1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	$1,028,420
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,564,875
		$2,593,295
Insured-Lease Revenue / Certificates of Participation - 10.8%
$1,400	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/27	$1,463,252
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.705%, 7/1/36(1)(4)	1,230,860
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	248,959
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,024,120
		$3,967,191
Insured-Pooled Loans - 0.9%
$280	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 9.956%, 8/1/27(1)(4)	$314,723
		$314,723
Insured-Public Education - 14.6%
$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$3,101,760
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,254,100
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,027,810
		$5,383,670

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue - 15.9%
$4,315	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22	$1,853,767
5,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23	2,025,450
1,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24	382,260
875	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.089%, 7/1/28(1)(2)	924,490
615	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(4)	667,177
		$5,853,144
Insured-Transportation - 15.1%
$4,500	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$4,588,605
885	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 9.195%, 7/1/28(1)(4)	960,340
		$5,548,945
Pooled Loans - 4.5%
$1,500	Cleveland-Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,474,095
190	Rickenbacker Port Authority Capital Funding, (Oasbo), 5.375%, 1/1/32	199,853
		$1,673,948
Private Education - 8.0%
$1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	$1,026,820
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 7.41%, 10/1/29(1)(2)	1,039,940
850	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.25%, 11/15/33	893,860
		$2,960,620
Total Tax-Exempt Investments - 156.5% (identified cost $55,526,265)		$57,529,699
Other Assets, Less Liabilities - 3.0%		$1,107,185
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (59.5)%		$(21,879,821)
Net Assets Applicable to Common Shares - 100.0%		$36,757,063

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 86.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 31.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $5,753,630 or 15.7% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 158.7%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 0.8%
$325	Puerto Rico Electric Power Authority, Variable Rate, 7.699%, 7/1/29(1)(2)	$347,711
		$347,711
Hospital - 8.2%
$750	Lancaster County Hospital Authority, 5.50%, 3/15/26	$779,932
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	363,713
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,518,855
750	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	809,887
		$3,472,387
Insured-Electric Utilities - 4.6%
$1,500	Lehigh County IDA, Pollution Control, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29	$1,481,265
400	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.64%, 7/1/29(1)(3)	479,904
		$1,961,169
Insured-Escrowed / Prerefunded - 3.5%
$1,000	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,004,200
400	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 9.274%, 7/1/32(1)(3)	501,916
		$1,506,116
Insured-Gas Utilities - 5.4%
$1,355	Philadelphia Natural Gas Works, (FSA), 5.125%, 8/1/31	$1,393,536
875	Philadelphia Natural Gas Works, (FSA), Variable Rate, 7.40%, 7/1/28(2)	902,484
		$2,296,020
Insured-General Obligations - 40.1%
$1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	$1,767,595
4,300	Butler School District, (FSA), 5.00%, 4/1/31	4,433,601
4,845	Canon McMillan School District, (FGIC), 0.00%, 12/1/33	1,083,972
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	527,040

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Gateway, School District Alleghany County, (FGIC), 5.00%, 10/15/32	$1,029,030
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,136,592
2,000	Pennridge School District, (MBIA), 5.00%, 2/15/29	2,058,220
500	Philadelphia, (FSA), 5.00%, 9/15/31	509,915
300	Philadelphia, (FSA), 5.25%, 9/15/25	315,375
585	Philadelphia, (FSA), Variable Rate, 9.92%, 9/15/31(1)(3)	619,796
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,023,360
2,500	Upper Clair Township School District, (FSA), 5.00%, 7/15/32	2,560,375
		$17,064,871
Insured-Hospital - 6.1%
$1,500	Southcentral Pennsylvania General Authority, (York Hospital/Wellspan Health), (MBIA), 5.25%, 5/15/31	$1,564,110
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	1,024,540
		$2,588,650
Insured-Industrial Development Revenue - 4.1%
$1,700	Allegheny County IDA, (MBIA), 5.00%, 11/1/29	$1,745,798
		$1,745,798
Insured-Lease Revenue / Certificates of Participation - 7.4%
$1,300	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	$1,347,047
1,700	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,779,849
		$3,126,896
Insured-Private Education - 16.4%
$1,000	Chester County IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,023,210
3,365	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,422,171
2,500	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29(4)	2,543,100
		$6,988,481

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Public Education - 9.7%
$2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	$2,524,392
1,000	Pennsylvania HEFA, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,022,650
600	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	593,040
		$4,140,082
Insured-Special Tax Revenue - 10.4%
$4,350	Pittsburgh and Allegheny County Public Auditorium, (AMBAC), 5.00%, 2/1/29	$4,429,126
		$4,429,126
Insured-Transportation - 22.1%
$2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	$2,060,000
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,024,920
1,500	Pennsylvania Turnpike Commission Registration Fee, (AMBAC), 5.00%, 7/15/31	1,546,605
3,750	Pennsylvania Turnpike Commission, (AMBAC), 5.00%, 7/15/41	3,819,788
815	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36(1)(3)	929,532
		$9,380,845
Insured-Water and Sewer - 14.6%
$1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	$539,321
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	747,419
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	627,341
2,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	2,569,725
1,000	Philadelphia Water & Wastewater, (FGIC), Variable Rate, 9.915%, 11/1/31(1)(3)	1,073,090
580	Pittsburgh Water and Sewer Authority, (AMBAC), Variable Rate, 10.304%, 12/1/27(1)(3)	648,916
		$6,205,812

Principal Amount (000's omitted)	Security	Value
Transportation - 5.3%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,432,200
800	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	818,816
		$2,251,016
Total Tax-Exempt Investments - 158.7% (identified cost $65,514,359)		$67,504,980
Other Assets, Less Liabilities - 2.4%		$1,032,722
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (61.1)%		$(26,000,000)
Net Assets Applicable to Common Shares - 100.0%		$42,537,702

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2005, 91.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 26.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $4,600,865 or 10.8% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of March 31, 2005

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Assets
Investments -
Identified cost	$227,687,885	$86,314,446	$57,614,533
Unrealized appreciation	8,466,176	2,556,880	1,918,854
Investments, at value	$236,154,061	$88,871,326	$59,533,387
Cash	$-	$261,261	$-
Receivable for investments sold	738,492	-	-
Receivable from the Transfer Agent	-	11,305	-
Interest receivable	3,238,927	1,010,437	1,076,359
Prepaid expenses	85,106	2,506	2,506
Total assets	$240,216,586	$90,156,835	$60,612,252
Liabilities
Payable for daily variation margin on open financial futures contracts	$412,500	$137,500	$94,187
Payable for when-issued securities	1,715,000	-	-
Due to bank	463,208	-	258,010
Accrued expenses	52,598	34,054	30,972
Total liabilities	$2,643,306	$171,554	$383,169
Auction preferred shares at liquidation value plus cumulative unpaid dividends	87,502,339	33,752,096	22,503,607
Net assets applicable to common shares	$150,070,941	$56,233,185	$37,725,476
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$99,161	$38,586	$25,686
Additional paid-in capital	140,606,199	54,694,831	36,411,447
Accumulated net realized loss (computed on the basis of identified cost)	(1,524,070)	(1,767,899)	(1,027,541)
Accumulated undistributed net investment income	1,447,898	367,887	214,058
Net unrealized appreciation (computed on the basis of identified cost)	9,441,753	2,899,780	2,101,826
Net assets applicable to common shares	$150,070,941	$56,233,185	$37,725,476
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	3,500	1,350	900
Common Shares Outstanding
	9,916,105	3,858,604	2,568,569
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.13	$14.57	$14.69

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of March 31, 2005

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Assets
Investments -
Identified cost	$39,551,757	$34,077,034	$57,333,808
Unrealized appreciation	1,835,405	1,422,721	3,037,979
Investments, at value	$41,387,162	$35,499,755	$60,371,787
Cash	$-	$-	$90,214
Receivable from the Transfer Agent	4,669	2,749	4,058
Interest receivable	555,691	548,405	781,416
Prepaid expenses	2,506	-	-
Total assets	$41,950,028	$36,050,909	$61,247,475
Liabilities
Payable for daily variation margin on open financial futures contracts	$68,750	$48,125	$103,125
Due to bank	262,083	175,767	-
Payable to affiliate for Trustees' fees	-	-	50
Accrued expenses	29,322	20,702	15,953
Total liabilities	$360,155	$244,594	$119,128
Auction preferred shares at liquidation value plus cumulative unpaid dividends	15,500,000	13,501,526	22,503,143
Net assets applicable to common shares	$26,089,873	$22,304,789	$38,625,204
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$17,490	$15,101	$25,592
Additional paid-in capital	24,776,177	21,387,317	36,269,495
Accumulated net realized loss (computed on the basis of identified cost)	(996,538)	(751,853)	(1,381,188)
Accumulated undistributed net investment income	285,889	184,916	416,151
Net unrealized appreciation (computed on the basis of identified cost)	2,006,855	1,469,308	3,295,154
Net assets applicable to common shares	$26,089,873	$22,304,789	$38,625,204
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	620	540	900
Common Shares Outstanding
	1,749,009	1,510,114	2,559,181
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.92	$14.77	$15.09

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of March 31, 2005

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Assets
Investments -
Identified cost	$57,225,218	$55,526,265	$65,514,359
Unrealized appreciation	2,312,986	2,003,434	1,990,621
Investments, at value	$59,538,204	$57,529,699	$67,504,980
Cash	$681,689	$418,536	$177,969
Receivable from the Transfer Agent	-	4,573	2,809
Interest receivable	802,646	850,780	971,907
Prepaid expenses	-	2,505	-
Total assets	$61,022,539	$58,806,093	$68,657,665
Liabilities
Payable for daily variation margin on open financial futures contracts	$105,875	$137,500	$103,812
Accrued expenses	29,737	31,709	16,151
Total liabilities	$135,612	$169,209	$119,963
Auction preferred shares at liquidation value plus cumulative unpaid dividends	22,502,543	21,879,821	26,000,000
Net assets applicable to common shares	$38,384,384	$36,757,063	$42,537,702
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$25,543	$25,116	$29,409
Additional paid-in capital	36,196,645	35,593,318	41,680,994
Accumulated net realized loss (computed on the basis of identified cost)	(631,685)	(1,125,423)	(1,701,462)
Accumulated undistributed net investment income	232,191	89,358	251,598
Net unrealized appreciation (computed on the basis of identified cost)	2,561,690	2,174,694	2,277,163
Net assets applicable to common shares	$38,384,384	$36,757,063	$42,537,702
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	900	875	1,040
Common Shares Outstanding
	2,554,347	2,511,569	2,940,855
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.03	$14.64	$14.46

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2005

	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
Investment Income
Interest	$6,296,949	$2,268,015	$1,540,511
Total investment income	$6,296,949	$2,268,015	$1,540,511
Expenses
Investment adviser fee	$654,877	$247,262	$165,471
Trustees' fees and expenses	3,707	2,925	653
Legal and accounting services	20,757	16,922	15,530
Printing and postage	7,702	3,703	3,425
Custodian fee	58,337	24,968	19,315
Transfer and dividend disbursing agent	59,597	23,840	16,783
Preferred shares remarketing agent fee	109,076	42,071	28,048
Miscellaneous	34,925	14,577	16,940
Total expenses	$948,978	$376,268	$266,165
Deduct -
Reduction of custodian fee	$6,304	$8,246	$1,046
Reduction of investment adviser fee	179,103	67,435	45,128
Total expense reductions	$185,407	$75,681	$46,174
Net expenses	$763,571	$300,587	$219,991
Net investment income	$5,533,378	$1,967,428	$1,320,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$518,562	$31,059	$335,331
Financial futures contracts	(2,144,380)	(844,010)	(463,109)
Net realized loss	$(1,625,818)	$(812,951)	$(127,778)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$940,677	$468,010	$197,268
Financial futures contracts	1,817,545	667,187	397,002
Net change in unrealized appreciation (depreciation)	$2,758,222	$1,135,197	$594,270
Net realized and unrealized gain	$1,132,404	$322,246	$466,492
Distributions to preferred shareholders
From net investment income	$(691,327)	$(228,005)	$(154,951)
Net increase in net assets from operations	$5,974,455	$2,061,669	$1,632,061

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2005

	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
Investment Income
Interest	$1,078,114	$939,271	$1,570,545
Total investment income	$1,078,114	$939,271	$1,570,545
Expenses
Investment adviser fee	$114,403	$99,125	$168,452
Trustees' fees and expenses	652	72	704
Legal and accounting services	15,499	15,117	14,797
Printing and postage	4,342	2,200	2,906
Custodian fee	14,965	11,213	16,268
Transfer and dividend disbursing agent	11,814	8,969	14,856
Preferred shares remarketing agent fee	19,321	16,830	28,048
Miscellaneous	15,213	15,312	13,782
Total expenses	$196,209	$168,838	$259,813
Deduct -
Reduction of custodian fee	$729	$1,500	$1,921
Reduction of investment adviser fee	31,631	27,034	45,941
Total expense reductions	$32,360	$28,534	$47,862
Net expenses	$163,849	$140,304	$211,951
Net investment income	$914,265	$798,967	$1,358,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$60,834	$136,557	$135,749
Financial futures contracts	(399,973)	(331,792)	(581,976)
Net realized loss	$(339,139)	$(195,235)	$(446,227)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$100,655	$(110,491)	$304,835
Financial futures contracts	323,040	220,893	446,663
Net change in unrealized appreciation (depreciation)	$423,695	$110,402	$751,498
Net realized and unrealized gain (loss)	$84,556	$(84,833)	$305,271
Distributions to preferred shareholders
From net investment income	$(91,481)	$(105,824)	$(161,090)
Net increase in net assets from operations	$907,340	$608,310	$1,502,775

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended March 31, 2005

	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
Investment Income
Interest	$1,538,415	$1,497,778	$1,770,545
Total investment income	$1,538,415	$1,497,778	$1,770,545
Expenses
Investment adviser fee	$167,263	$162,038	$189,172
Trustees' fees and expenses	653	653	578
Legal and accounting services	16,596	15,527	15,088
Printing and postage	2,059	3,905	2,730
Custodian fee	19,666	18,607	18,502
Transfer and dividend disbursing agent	18,355	17,138	16,073
Preferred shares remarketing agent fee	28,048	27,269	32,241
Miscellaneous	22,908	16,441	18,738
Total expenses	$275,548	$261,578	$293,122
Deduct -
Reduction of custodian fee	$2,623	$2,183	$1,740
Reduction of investment adviser fee	45,617	44,192	51,592
Total expense reductions	$48,240	$46,375	$53,332
Net expenses	$227,308	$215,203	$239,790
Net investment income	$1,311,107	$1,282,575	$1,530,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$378,591	$102,516	$123,259
Financial futures contracts	(559,546)	(582,202)	(664,015)
Net realized loss	$(180,955)	$(479,686)	$(540,756)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$65,537	$100,885	$234,137
Financial futures contracts	476,036	408,119	531,379
Net change in unrealized appreciation (depreciation)	$541,573	$509,004	$765,516
Net realized and unrealized gain	$360,618	$29,318	$224,760
Distributions to preferred shareholders
From net investment income	$(152,619)	$(179,946)	$(208,551)
Net increase in net assets from operations	$1,519,106	$1,131,947	$1,546,964

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations -
Net investment income	$5,533,378	$1,967,428	$1,320,520
Net realized loss from investment transactions and financial futures contracts	(1,625,818)	(812,951)	(127,778)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,758,222	1,135,197	594,270
Distributions to preferred shareholders -
From net investment income	(691,327)	(228,005)	(154,951)
Net increase in net assets from operations	$5,974,455	$2,061,669	$1,632,061
Distributions to common shareholders -
From net investment income	$(4,960,532)	$(1,828,256)	$(1,193,204)
Total distributions to common shareholders	$(4,960,532)	$(1,828,256)	$(1,193,204)
Capital share transactions -
Reinvestment of distributions to common shareholders	$-	$44,715	$75,159
Net increase in net assets from capital share transactions	$-	$44,715	$75,159
Net increase in net assets	$1,013,923	$278,128	$514,016
Net Assets Applicable to Common Shares
At beginning of period	$149,057,018	$55,955,057	$37,211,460
At end of period	$150,070,941	$56,233,185	$37,725,476
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$1,447,898	$367,887	$214,058

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations -
Net investment income	$914,265	$798,967	$1,358,594
Net realized loss from investment transactions and financial futures contracts	(339,139)	(195,235)	(446,227)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	423,695	110,402	751,498
Distributions to preferred shareholders -
From net investment income	(91,481)	(105,824)	(161,090)
Net increase in net assets from operations	$907,340	$608,310	$1,502,775
Distributions to common shareholders -
From net investment income	$(828,535)	$(715,497)	$(1,227,958)
Total distributions to common shareholders	$(828,535)	$(715,497)	$(1,227,958)
Capital share transactions -
Reinvestment of distributions to common shareholders	$28,944	$16,297	$24,057
Net increase in net assets from capital share transactions	$28,944	$16,297	$24,057
Net increase (decrease) in net assets	$107,749	$(90,890)	$298,874
Net Assets Applicable to Common Shares
At beginning of period	$25,982,124	$22,395,679	$38,326,330
At end of period	$26,089,873	$22,304,789	$38,625,204
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$285,889	$184,916	$416,151

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations -
Net investment income	$1,311,107	$1,282,575	$1,530,755
Net realized loss from investment transactions and financial futures contracts	(180,955)	(479,686)	(540,756)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	541,573	509,004	765,516
Distributions to preferred shareholders -
From net investment income	(152,619)	(179,946)	(208,551)
Net increase in net assets from operations	$1,519,106	$1,131,947	$1,546,964
Distributions to common shareholders -
From net investment income	$(1,229,847)	$(1,155,989)	$(1,378,217)
Total distributions to common shareholders	$(1,229,847)	$(1,155,989)	$(1,378,217)
Capital share transactions -
Reinvestment of distributions to common shareholders	$6,484	$35,223	$16,708
Net increase in net assets from capital share transactions	$6,484	$35,223	$16,708
Net increase in net assets	$295,743	$11,181	$185,455
Net Assets Applicable to Common Shares
At beginning of period	$38,088,641	$36,745,882	$42,352,247
At end of period	$38,384,384	$36,757,063	$42,537,702
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$232,191	$89,358	$251,598

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2004

Increase (Decrease) in Net Assets	Insured Municipal Fund II	Insured California Fund II	Insured Florida Fund
From operations -
Net investment income	$11,516,757	$4,083,192	$2,718,049
Net realized loss from investment transactions and financial futures contracts	(950,131)	(1,215,578)	(1,063,436)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,243,786	1,132,287	1,057,424
Distributions to preferred shareholders -
From net investment income	(797,793)	(291,894)	(196,442)
From net realized gain	(171,657)	(14,985)	(16,866)
Net increase in net assets from operations	$13,840,962	$3,693,022	$2,498,729
Distributions to common shareholders -
From net investment income	$(9,917,512)	$(3,652,192)	$(2,380,578)
From net realized gain	(1,566,389)	(231,517)	(203,870)
Total distributions to common shareholders	$(11,483,901)	$(3,883,709)	$(2,584,448)
Capital share transactions -
Reinvestment of distributions to common shareholders	$126,364	$62,350	$111,072
Net increase in net assets from capital transactions	$126,364	$62,350	$111,072
Net increase (decrease) in net assets	$2,483,425	$(128,337)	$25,353
Net Assets Applicable to Common Shares
At beginning of year	$146,573,593	$56,083,394	$37,186,107
At end of year	$149,057,018	$55,955,057	$37,211,460
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$1,566,379	$456,720	$241,693

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2004

Increase (Decrease) in Net Assets	Insured Massachusetts Fund	Insured Michigan Fund	Insured New Jersey Fund
From operations -
Net investment income	$1,935,791	$1,666,354	$2,854,199
Net realized loss from investment transactions and financial futures contracts	(828,128)	(492,853)	(1,121,698)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,438,657	877,179	2,041,208
Distributions to preferred shareholders -
From net investment income	(120,070)	(134,802)	(171,798)
From net realized gain	(28,935)	-	(38,781)
Net increase in net assets from operations	$2,397,315	$1,915,878	$3,563,130
Distributions to common shareholders -
From net investment income	$(1,654,712)	$(1,429,865)	$(2,453,611)
From net realized gain	(392,319)	-	(525,716)
Total distributions to common shareholders	$(2,047,031)	$(1,429,865)	$(2,979,327)
Capital share transactions -
Reinvestment of distributions to common shareholders	$46,328	$16,409	$55,739
Net increase in net assets from capital transactions	$46,328	$16,409	$55,739
Net increase in net assets	$396,612	$502,422	$639,542
Net Assets Applicable to Common Shares
At beginning of year	$25,585,512	$21,893,257	$37,686,788
At end of year	$25,982,124	$22,395,679	$38,326,330
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$291,640	$207,270	$446,605

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 2004

Increase (Decrease) in Net Assets	Insured New York Fund II	Insured Ohio Fund	Insured Pennsylvania Fund
From operations -
Net investment income	$2,758,687	$2,642,851	$3,139,699
Net realized loss from investment transactions and financial futures contracts	(482,428)	(906,301)	(1,394,029)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,049,417	962,405	1,197,414
Distributions to preferred shareholders -
From net investment income	(161,738)	(215,359)	(243,715)
From net realized gain	(40,869)	(6,904)	(32,614)
Net increase in net assets from operations	$3,123,069	$2,476,692	$2,666,755
Distributions to common shareholders -
From net investment income	$(2,459,266)	$(2,330,988)	$(2,755,136)
From net realized gain	(563,836)	(82,913)	(412,505)
Total distributions to common shareholders	$(3,023,102)	$(2,413,901)	$(3,167,641)
Capital share transactions -
Reinvestment of distributions to common shareholders	$4,566	$73,548	$31,524
Net increase in net assets from capital transactions	$4,566	$73,548	$31,524
Net increase (decrease) in net assets	$104,533	$136,339	$(469,362)
Net Assets Applicable to Common Shares
At beginning of year	$37,984,108	$36,609,543	$42,821,609
At end of year	$38,088,641	$36,745,882	$42,352,247
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$303,550	$142,718	$307,611

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)(2)
Net asset value - Beginning of period (Common shares)	$15.030	$14.790	$14.325	(3)
Income (loss) from operations
Net investment income	$0.558	$1.162	$0.879
Net realized and unrealized gain	0.112	0.334	0.508
Distributions to preferred shareholders -
From net investment income	(0.070)	(0.080)	(0.071)
From net realized gain	-	(0.017)	-
Total income from operations	$0.600	$1.399	$1.316
Less distributions to common shareholders
From net investment income	$(0.500)	$(1.001)	$(0.714)
From net realized gain	-	(0.158)	-
Total distributions to common shareholders	$(0.500)	$(1.159)	$(0.714)
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.048)
Preferred Shares underwriting discounts	$-	$-	$(0.089)
Net asset value - End of period (Common shares)	$15.130	$15.030	$14.790
Market value - End of period (Common shares)	$14.980	$14.820	$14.000
Total Investment Return on Net Asset Value(4)	4.07%	10.00%	8.46	%(5)
Total Investment Return on Market Value(4)	4.49%	14.59%	2.67	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$150,071		$149,057	$146,574
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.02	%(7)	1.00%	0.86	%(7)
Net expenses after custodian fee reduction(6)	1.01	%(7)	1.00%	0.84	%(7)
Net investment income(6)	7.34	%(7)	7.92%	7.14	%(7)
Portfolio Turnover	6%		34%	79%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.26	%(7)	1.24%	1.09	%(7)
Expenses after custodian fee reduction(6)	1.25	%(7)	1.24%	1.07	%(7)
Net investment income(6)	7.10	%(7)	7.68%	6.91	%(7)
Net investment income per share	$0.540		$1.127	$0.851

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.65	%(7)	0.63%	0.57	%(7)
Net expenses after custodian fee reduction	0.64	%(7)	0.62%	0.56	%(7)
Net investment income	4.65	%(7)	4.94%	4.72	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.80	%(7)	0.78%	0.72	%(7)
Expenses after custodian fee reduction	0.79	%(7)	0.77%	0.71	%(7)
Net investment income	4.50	%(7)	4.79%	4.57	%(7)
Senior Securities:
Total preferred shares outstanding	3,500		3,500	3,500
Asset coverage per preferred share(8)	$67,878		$67,599	$66,893
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)(2)
Net asset value - Beginning of period (Common shares)	$14.510	$14.560	$14.325	(3)
Income (loss) from operations
Net investment income	$0.510	$1.060	$0.822
Net realized and unrealized gain (loss)	0.083	(0.022)	0.281
Distributions to preferred shareholders -
From net investment income	(0.059)	(0.076)	(0.050)
From net realized gain	-	(0.004)	-
Total income from operations	$0.534	$0.958	$1.053
Less distributions to common shareholders
From net investment income	$(0.474)	$(0.948)	$(0.675)
From net realized gain	-	(0.060)	-
Total distributions to common shareholders	$(0.474)	$(1.008)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.054)
Preferred Shares underwriting discounts	$-	$-	$(0.089)
Net asset value - End of period (Common shares)	$14.570	$14.510	$14.560
Market value - End of period (Common shares)	$14.730	$14.580	$13.800
Total Investment Return on Net Asset Value(4)	3.73%	6.84%	6.62	%(5)
Total Investment Return on Market Value(4)	4.37%	13.27%	1.06	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$56,233		$55,955	$56,083
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.09	%(7)	1.09%	0.98	%(7)
Net expenses after custodian fee reduction(6)	1.06	%(7)	1.08%	0.96	%(7)
Net investment income(6)	6.97	%(7)	7.27%	6.75	%(7)
Portfolio Turnover	1%		13%	36%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.33	%(7)	1.33%	1.22	%(7)
Expenses after custodian fee reduction(6)	1.30	%(7)	1.32%	1.20	%(7)
Net investment income(6)	6.73	%(7)	7.03%	6.51	%(7)
Net investment income per share	$0.492		$1.025	$0.793

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.69	%(7)	0.68%	0.64	%(7)
Net expenses after custodian fee reduction	0.67	%(7)	0.67%	0.63	%(7)
Net investment income	4.36	%(7)	4.54%	4.46	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.84	%(7)	0.83%	0.80	%(7)
Expenses after custodian fee reduction	0.82	%(7)	0.82%	0.79	%(7)
Net investment income	4.21	%(7)	4.39%	4.30	%(7)
Senior Securities:
Total preferred shares outstanding	1,350		1,350	1,350
Asset coverage per preferred share(8)	$66,656		$66,455	$66,545
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)(2)
Net asset value - Beginning of period (Common shares)	$14.520	$14.550	$14.325	(3)
Income (loss) from operations
Net investment income	$0.515	$1.062	$0.788
Net realized and unrealized gain	0.180	0.002 (4)	0.319
Distributions to preferred shareholders -
From net investment income	(0.060)	(0.077)	(0.060)
From net realized gain	-	(0.007)	-
Total income from operations	$0.635	$0.980	$1.047
Less distributions to common shareholders
From net investment income	$(0.465)	$(0.930)	$(0.675)
From net realized gain	-	(0.080)	-
Total distributions to common shareholders	$(0.465)	$(1.010)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.058)
Preferred Shares underwriting discounts	$-	$-	$(0.089)
Net asset value - End of period (Common shares)	$14.690	$14.520	$14.550
Market value - End of period (Common shares)	$14.100	$14.750	$14.100
Total Investment Return on Net Asset Value(5)	4.42%	7.12%	6.37	%(6)
Total Investment Return on Market Value(5)	(1.34)%	12.29%	3.08	%(6)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Florida Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$37,725		$37,211	$37,186
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(7)	1.18	%(8)	1.14%	1.04	%(8)
Net expenses after custodian fee reduction(7)	1.17	%(8)	1.14%	0.98	%(8)
Net investment income(7)	7.00	%(8)	7.30%	6.45	%(8)
Portfolio Turnover	11%		19%	29%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(7)	1.41	%(8)	1.38%	1.29	%(8)
Expenses after custodian fee reduction(7)	1.40	%(8)	1.38%	1.23	%(8)
Net investment income(7)	6.76	%(8)	7.06%	6.20	%(8)
Net investment income per share	$0.497		$1.027	$0.757

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.73	%(8)	0.71%	0.69	%(8)
Net expenses after custodian fee reduction	0.73	%(8)	0.71%	0.65	%(8)
Net investment income	4.39	%(8)	4.55%	4.25	%(8)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.88	%(8)	0.86%	0.86	%(8)
Expenses after custodian fee reduction	0.88	%(8)	0.86%	0.82	%(8)
Net investment income	4.24	%(8)	4.40%	4.08	%(8)
Senior Securities:
Total preferred shares outstanding	900		900	900
Asset coverage per preferred share(9)	$66,921		$66,348	$66,319
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  The per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of reinvested shares of the Fund and the amount of per share realized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)(2)
Net asset value - Beginning of period (Common shares)	$14.870	$14.670	$14.325	(3)
Income (loss) from operations
Net investment income	$0.523	$1.109	$0.823
Net realized and unrealized gain	0.053	0.350	0.411
Distributions to preferred shareholders -
From net investment income	(0.052)	(0.069)	(0.058)
From net realized gain	-	(0.017)	-
Total income from operations	$0.524	$1.373	$1.176
Less distributions to common shareholders
From net investment income	$(0.474)	$(0.948)	$(0.675)
From net realized gain	-	(0.225)	-
Total distributions to common shareholders	$(0.474)	$(1.173)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.066)
Preferred Shares underwriting discounts	$-	$-	$(0.090)
Net asset value - End of period (Common shares)	$14.920	$14.870	$14.670
Market value - End of period (Common shares)	$16.520	$15.570	$14.450
Total Investment Return on Net Asset Value(4)	3.35%	9.74%	7.22	%(5)
Total Investment Return on Market Value(4)	9.29%	16.66%	5.61	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$26,090		$25,982	$25,586
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.26	%(7)	1.24%	1.10	%(7)
Net expenses after custodian fee reduction(6)	1.25	%(7)	1.24%	1.06	%(7)
Net investment income(6)	6.97	%(7)	7.58%	6.73	%(7)
Portfolio Turnover	3%		39%	81%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.50	%(7)	1.48%	1.36	%(7)
Expenses after custodian fee reduction(6)	1.49	%(7)	1.48%	1.32	%(7)
Net investment income(6)	6.73	%(7)	7.34%	6.47	%(7)
Net investment income per share	$0.505		$1.074	$0.791

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.79	%(7)	0.77%	0.73	%(7)
Net expenses after custodian fee reduction	0.79	%(7)	0.77%	0.70	%(7)
Net investment income	4.39	%(7)	4.72%	4.42	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.94	%(7)	0.92%	0.90	%(7)
Expenses after custodian fee reduction	0.94	%(7)	0.92%	0.87	%(7)
Net investment income	4.24	%(7)	4.57%	4.25	%(7)
Senior Securities:
Total preferred shares outstanding	620		620	620
Asset coverage per preferred share(8)	$67,080		$66,907	$66,270
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002 to September 30, 2003.

(3)  Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)(2)
Net asset value - Beginning of period (Common shares)	$14.840	$14.520	$14.325	(3)
Income (loss) from operations
Net investment income	$0.529	$1.105	$0.824
Net realized and unrealized gain (loss)	(0.055)	0.252	0.262
Distributions to preferred shareholders from net investment income	(0.070)	(0.089)	(0.058)
Total income from operations	$0.404	$1.268	$1.028
Less distributions to common shareholders
From net investment income	$(0.474)	$(0.948)	$(0.675)
Total distributions to common shareholders	$(0.474)	$(0.948)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.068)
Preferred Shares underwriting discounts	$-	$-	$(0.090)
Net asset value - End of period (Common shares)	$14.770	$14.840	$14.520
Market value - End of period (Common shares)	$16.600	$15.490	$14.410
Total Investment Return on Net Asset Value(4)	2.67%	8.96%	6.12	%(5)
Total Investment Return on Market Value(4)	10.55%	14.60%	5.31	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$22,305		$22,396	$21,893
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.26	%(7)	1.28%	1.14	%(7)
Net expenses after custodian fee reduction(6)	1.24	%(7)	1.27%	1.09	%(7)
Net investment income(6)	7.08	%(7)	7.56%	6.75	%(7)
Portfolio Turnover	4%		8%	79%

†	The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.50	%(7)	1.52%	1.41	%(7)
Expenses after custodian fee reduction(6)	1.48	%(7)	1.51%	1.36	%(7)
Net investment income(6)	6.84	%(7)	7.32%	6.48	%(7)
Net investment income per share	$0.511		$1.070	$0.792

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.79	%(7)	0.79%	0.75	%(7)
Net expenses after custodian fee reduction	0.78	%(7)	0.78%	0.71	%(7)
Net investment income	4.43	%(7)	4.69%	4.42	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.94	%(7)	0.94%	0.93	%(7)
Expenses after custodian fee reduction	0.93	%(7)	0.93%	0.89	%(7)
Net investment income	4.28	%(7)	4.54%	4.25	%(7)
Senior Securities:
Total preferred shares outstanding	540		540	540
Asset coverage per preferred share(8)	$66,308		$66,475	$65,543
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this number by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)(2)
Net asset value - Beginning of period (Common shares)	$14.990	$14.760	$14.325	(3)
Income (loss) from operations
Net investment income	$0.531	$1.117	$0.826
Net realized and unrealized gain	0.112	0.361	0.489
Distributions to preferred shareholders -
From net investment income	(0.063)	(0.067)	(0.058)
From net realized gain	-	(0.015)	-
Total income from operations	$0.580	$1.396	$1.257
Less distributions to common shareholders
From net investment income	$(0.480)	$(0.960)	$(0.675)
From net realized gain	-	(0.206)	-
Total distributions to common shareholders	$(0.480)	$(1.166)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.058)
Preferred Shares underwriting discounts	$-	$-	$(0.089)
Net asset value - End of period (Common shares)	$15.090	$14.990	$14.760
Market value - End of period (Common shares)	$15.180	$15.490	$14.520
Total Investment Return on Net Asset Value(4)	3.90%	9.83%	7.89	%(5)
Total Investment Return on Market Value(4)	1.14%	15.37%	6.14	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$38,625		$38,326	$37,687
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.10	%(7)	1.13%	1.03	%(7)
Net expenses after custodian fee reduction(6)	1.09	%(7)	1.13%	0.99	%(7)
Net investment income(6)	7.00	%(7)	7.54%	6.69	%(7)
Portfolio Turnover	4%		22%	68%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.34	%(7)	1.37%	1.28	%(7)
Expenses after custodian fee reduction(6)	1.33	%(7)	1.37%	1.24	%(7)
Net investment income(6)	6.76	%(7)	7.30%	6.44	%(7)
Net investment income per share	$0.513		$1.081	$0.795

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.70	%(7)	0.71%	0.69	%(7)
Net expenses after custodian fee reduction	0.69	%(7)	0.71%	0.66	%(7)
Net investment income	4.44	%(7)	4.73%	4.43	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.85	%(7)	0.86%	0.85	%(7)
Expenses after custodian fee reduction	0.84	%(7)	0.86%	0.82	%(7)
Net investment income	4.29	%(7)	4.58%	4.26	%(7)
Senior Securities:
Total preferred shares outstanding	900		900	900
Asset coverage per preferred share(8)	$67,920		$67,588	$66,875
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number or preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)		2003(1)(2)
Net asset value - Beginning of period (Common shares)	$14.910		$14.870		$14.325	(3)
Income (loss) from operations
Net investment income	$0.513		$1.080		$0.818
Net realized and unrealized gain	0.149		0.223		0.617
Distributions to preferred shareholders -
From net investment income	(0.060)		(0.063)		(0.057)
From net realized gain	-		(0.016)		-
Total income from operations	$0.602		$1.224		$1.378
Less distributions to common shareholders
From net investment income	$(0.482)		$(0.963)		$(0.686)
From net realized gain	-		(0.221)		-
Total distributions to common shareholders	$(0.482)		$(1.184)		$(0.686)
Preferred and Common shares offering costs charged to paid-in capital	$-		$-		$(0.058)
Preferred Shares underwriting discounts	$-		$-		$(0.089)
Net asset value - End of period (Common shares)	$15.030		$14.910		$14.870
Market value - End of period (Common shares)	$14.550		$14.460		$13.710
Total Investment Return on Net Asset Value	4.13	%(4)	8.75	%(4)(10)	8.87	%(5)
Total Investment Return on Market Value	3.94	%(4)	14.39%(4))(10)		0.38	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$38,384		$38,089	$37,984
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.19	%(7)	1.14%	1.03	%(7)
Net expenses after custodian fee reduction(6)	1.18	%(7)	1.13%	0.98	%(7)
Net investment income(6)	6.80	%(7)	7.31%	6.65	%(7)
Portfolio Turnover	9%		28%	66%

†    The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.43	%(7)	1.38%	1.28	%(7)
Expenses after custodian fee reduction(6)	1.42	%(7)	1.37%	1.23	%(7)
Net investment income(6)	6.57	%(7)	7.07%	6.40	%(7)
Net investment income per share	$0.496		$1.045	$0.787

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.75	%(7)	0.71%	0.68	%(7)
Net expenses after custodian fee reduction	0.75	%(7)	0.71%	0.65	%(7)
Net investment income	4.30	%(7)	4.58%	4.40	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.90	%(7)	0.86%	0.85	%(7)
Expenses after custodian fee reduction	0.90	%(7)	0.86%	0.82	%(7)
Net investment income	4.15	%(7)	4.43%	4.23	%(7)
Senior Securities:
Total preferred shares outstanding	900		900	900
Asset coverage per preferred share(8)	$67,652		$67,323	$67,209
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

(10)  During the year ended September 30, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. The reimbursement was less than $0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the year ended September 30, 2004.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Six Months Ended March 31, 2005	Year Ended September 30,
	(Unaudited)(1)	2004(1)	2003(1)(2)
Net asset value - Beginning of period (Common shares)	$14.640	$14.620	$14.325	(3)
Income (loss) from operations
Net investment income	$0.511	$1.054	$0.776
Net realized and unrealized gain	0.022	0.018	0.402
Distributions to preferred shareholders -
From net investment income	(0.072)	(0.086)	(0.060)
From net realized gain	-	(0.003)	-
Total income from operations	$0.461	$0.983	$1.118
Less distributions to common shareholders
From net investment income	$(0.461)	$(0.930)	$(0.675)
From net realized gain	-	(0.033)	-
Total distributions to common shareholders	$(0.461)	$(0.963)	$(0.675)
Preferred and Common shares offering costs charged to paid-in capital	$-	$-	$(0.060)
Preferred Shares underwriting discounts	$-	$-	$(0.088)
Net asset value - End of period (Common shares)	$14.640	$14.640	$14.620
Market value - End of period (Common shares)	$14.980	$15.200	$14.430
Total Investment Return on Net Asset Value(4)	3.10%	6.94%	6.85	%(5)
Total Investment Return on Market Value(4)	1.62%	12.49%	5.46	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$36,757		$36,746	$36,610
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.17	%(7)	1.17%	1.05	%(7)
Net expenses after custodian fee reduction(6)	1.16	%(7)	1.16%	0.99	%(7)
Net investment income(6)	6.92	%(7)	7.30%	6.38	%(7)
Portfolio Turnover	4%		25%	32%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.41	%(7)	1.41%	1.30	%(7)
Expenses after custodian fee reduction(6)	1.40	%(7)	1.40%	1.24	%(7)
Net investment income(6)	6.68	%(7)	7.06%	6.13	%(7)
Net investment income per share	$0.493		$1.019	$0.746

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.74	%(7)	0.73%	0.69	%(7)
Net expenses after custodian fee reduction	0.73	%(7)	0.72%	0.65	%(7)
Net investment income	4.35	%(7)	4.55%	4.21	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.89	%(7)	0.88%	0.86	%(7)
Expenses after custodian fee reduction	0.88	%(7)	0.87%	0.82	%(7)
Net investment income	4.20	%(7)	4.40%	4.04	%(7)
Senior Securities:
Total preferred shares outstanding	875		875	875
Asset coverage per preferred share(8)	$67,014		$66,999	$66,841
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current maket price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)		2003(1)(2)
Net asset value - Beginning of period (Common shares)	$14.410		$14.580		$14.325	(3)
Income (loss) from operations
Net investment income	$0.521		$1.068		$0.811
Net realized and unrealized gain (loss)	0.069		(0.066)		0.331
Distributions to preferred shareholders -
From net investment income	(0.071)		(0.083)		(0.060)
From net realized gain	-		(0.011)		-
Total income from operations	$0.519		$0.908		$1.082
Less distributions to common shareholders
From net investment income	$(0.469)		$(0.938)		$(0.681)
From net realized gain	-		(0.140)		-
Total distributions to common shareholders	$(0.469)		$(1.078)		$(0.681)
Preferred and Common shares offering costs charged to paid-in capital	$-		$-		$(0.056)
Preferred Shares underwriting discounts	$-		$-		$(0.090)
Net asset value - End of period (Common shares)	$14.460		$14.410		$14.580
Market value - End of period (Common shares)	$14.930		$14.980		$14.330
Total Investment Return on Net Asset Value	3.49	%(4)	6.43	%(4)	6.63	%(5)
Total Investment Return on Market Value	2.79	%(4)	12.57	%(4)	4.80	%(5)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Six Months Ended March 31, 2005		Year Ended September 30,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$42,538		$42,352	$42,822
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.13	%(7)	1.12%	1.03	%(7)
Net expenses after custodian fee reduction(6)	1.12	%(7)	1.11%	0.97	%(7)
Net investment income(6)	7.15	%(7)	7.37%	6.64	%(7)
Portfolio Turnover	4%		17%	34%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.37	%(7)	1.36%	1.28	%(7)
Expenses after custodian fee reduction(6)	1.36	%(7)	1.35%	1.22	%(7)
Net investment income(6)	6.90	%(7)	7.13%	6.39	%(7)
Net investment income per share	$0.503		$1.033	$0.780

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.70	%(7)	0.69%	0.68	%(7)
Net expenses after custodian fee reduction	0.70	%(7)	0.69%	0.64	%(7)
Net investment income	4.45	%(7)	4.58%	4.37	%(7)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and, during the year ended September 30, 2003, a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.85	%(7)	0.84%	0.84	%(7)
Expenses after custodian fee reduction	0.85	%(7)	0.84%	0.80	%(7)
Net investment income	4.30	%(7)	4.43%	4.20	%(7)
Senior Securities:
Total preferred shares outstanding	1,040		1,040	1,040
Asset coverage per preferred share(8)	$65,902		$65,723	$66,178
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, November 29, 2002, to September 30, 2003.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund) (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each of the Funds was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the bid and asked prices. Futures contracts and options on futures contracts listed on the commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions - Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

C  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

D  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At September 30, 2004, certain Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Insured Michigan Fund	$113,378	September 30, 2012

Insured Ohio Fund	37,328	September 30, 2012

Additionally, at September 30, 2004, Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund, and Insured Pennsylvania Fund had net capital losses of $854,540, $1,310,426, $1,128,423, $816,432, $631,302, $1,125,725, $694,063, $884,190, and $1,415,291 respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending September 30, 2005.

In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations,

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

E  Organization and Offering Costs - Costs incurred by each Fund in connection with its organization have been expensed. Costs incurred by each Fund in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

F  Financial Futures Contracts - Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

K  Interim Financial Statements - The interim financial statements relating to March 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares (APS)

Each Fund issued Auction Preferred Shares on January 15, 2003 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and generally have been reset every seven days thereafter by an auction unless a special dividend period has been set. Initially, the Insured Municipal Fund II elected an Initial Dividend Period for Series B of 360 days. Effective January 10, 2005, a special dividend period was set on the Series B shares of the Insured Municipal Fund II. The dividend rate, which matures on January 8, 2006, is 2.198%. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates. Auction Preferred Shares issued and outstanding as of March 31, 2005 and dividend rate ranges for the six months ended March 31, 2005 are as indicated below:

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
Insured Municipal II Series A	1,750	0.89	% - 2.05%
Insured Municipal II Series B	1,750	1.06	% - 2.198%
Insured California Fund II	1,350	0.70	% - 2.26%
Insured Florida Fund	900	0.10	% - 2.05%

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
Insured Massachusetts Fund	620	0.849	% - 2.01%
Insured Michigan Fund	540	1.20	% - 2.06%
Insured New Jersey Fund	900	0.75	% - 1.95%
Insured New York Fund II	900	0.90	% - 2.06%
Insured Ohio Fund	875	1.37	% - 2.01%
Insured Pennsylvania Fund	1,040	1.00	% - 2.11%

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. Effective January 10, 2005, the Series B shares of the Insured Municipal Fund II set a special dividend period of 365 days. The Insured Municipal Fund II Series B pays accumulated dividends on the first business day of each month. Final payment will be made on January 8, 2006. The applicable dividend rates for Auction Preferred Shares on March 31, 2005 are listed below. For the six months ended March 31, 2005, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Fund	APS Dividend Rates as of March 31, 2005	Dividends Paid to Preferred Shareholders from net investment income for the six months ended March 31, 2005	Average APS Dividend Rates for the six months ended March 31, 2005
Insured Municipal Fund II Series A	1.95%	$349,604	1.61%
Insured Municipal Fund II Series B	2.198%	341,723	1.55%
Insured California Fund II	2.26%	228,005	1.35%
Insured Florida Fund	1.95%	154,951	1.38%
Insured Massachusetts Fund	2.01%	91,481	1.18%
Insured Michigan Fund	2.06%	105,824	1.59%
Insured New Jersey Fund	1.70%	161,090	1.44%
Insured New York Fund II	2.06%	152,619	1.38%
Insured Ohio Fund	2.01%	179,946	1.65%
Insured Pennsylvania Fund	2.40%	208,551	1.62%

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.55% of each Fund's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the six months ended March 31, 2005, the fee was equivalent to 0.55% (annualized) of each Fund's average weekly gross assets and amounted to $654,877, $247,262, $165,471, $114,403, $99,125, $168,452, $167,263, $162,038 and $189,172 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund,

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.15% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.10% of average weekly total assets of each Fund in year six, and 0.05% in year seven. For the six months ended March 31, 2005, EVM contractually waived $178,603, $67,435, $45,128, $31,201, $27,034, $45,941, $45,617, $44,192 and $51,592 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Fund that is consideration for third-party research services. For the six months ended March 31, 2005, EVM waived $500 and $430 of its advisory fee for Insured Municipal Fund II and Insured Massachusetts Fund, respectively.

Certain officers and one Trustee of each Fund are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended March 31, 2005 were as follows:

Insured Municipal Fund II
Purchases	$15,169,482
Sales	15,572,405
Insured California Fund II
Purchases	$1,728,220
Sales	775,290
Insured Florida Fund
Purchases	$6,539,834
Sales	6,464,172
Insured Massachusetts Fund
Purchases	$1,559,050
Sales	1,388,867

Insured Michigan Fund
Purchases	$1,637,162
Sales	1,517,015
Insured New Jersey Fund
Purchases	$2,360,559
Sales	2,809,520
Insured New York Fund II
Purchases	$5,709,913
Sales	6,000,573
Insured Ohio Fund
Purchases	$2,128,990
Sales	2,483,478
Insured Pennsylvania Fund
Purchases	$2,493,440
Sales	2,722,344

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at March 31, 2005, as computed for Federal income tax purposes, were as follows:

Insured Municipal Fund II
Aggregate Cost	$227,582,487
Gross unrealized appreciation	$9,489,747
Gross unrealized depreciation	(918,173)
Net unrealized appreciation	$8,571,574
Insured California Fund II
Aggregate Cost	$86,275,030
Gross unrealized appreciation	$2,612,825
Gross unrealized depreciation	(16,529)
Net unrealized appreciation	$2,596,296

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Insured Florida Fund
Aggregate Cost	$57,595,854
Gross unrealized appreciation	$1,937,533
Gross unrealized depreciation	-
Net unrealized appreciation	$1,937,533
Insured Massachusetts Fund
Aggregate Cost	$39,535,391
Gross unrealized appreciation	$1,861,328
Gross unrealized depreciation	(9,557)
Net unrealized appreciation	$1,851,771
Insured Michigan Fund
Aggregate Cost	$34,059,344
Gross unrealized appreciation	$1,453,490
Gross unrealized depreciation	(13,079)
Net unrealized appreciation	$1,440,411
Insured New Jersey Fund
Aggregate Cost	$57,331,116
Gross unrealized appreciation	$3,052,495
Gross unrealized depreciation	(11,824)
Net unrealized appreciation	$3,040,671
Insured New York Fund II
Aggregate Cost	$57,204,692
Gross unrealized appreciation	$2,400,707
Gross unrealized depreciation	(67,195)
Net unrealized appreciation	$2,333,512
Insured Ohio Fund
Aggregate Cost	$55,475,594
Gross unrealized appreciation	$2,085,000
Gross unrealized depreciation	(30,895)
Net unrealized appreciation	$2,054,105
Insured Pennsylvania Fund
Aggregate Cost	$65,502,101
Gross unrealized appreciation	$2,024,085
Gross unrealized depreciation	(21,206)
Net unrealized appreciation	$2,002,879

7  Shares of Beneficial Interest

The Declaration of Trust permits the Funds to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

	Insured Municipal Fund II
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	-	8,524
Net increase	-	8,524
	Insured California Fund II
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	3,060	4,287
Net increase	3,060	4,287
	Insured Florida Fund
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	5,085	7,561
Net increase	5,085	7,561
	Insured Massachusetts Fund
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	1,814	3,155
Net increase	1,814	3,155

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Insured Michigan Fund
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	1,070	1,114
Net increase	1,070	1,114
	Insured New Jersey Fund
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	1,585	3,742
Net increase	1,585	3,742
	Insured New York Fund II
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	441	303
Net increase	441	303

	Insured Ohio Fund
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	2,343	5,040
Net increase	2,343	5,040
	Insured Pennsylvania Fund
	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Shares issued pursuant to the Fund's dividend reinvestment plan	1,103	2,128
Net increase	1,103	2,128

8  Financial Instruments

Each Fund may trade in financial instruments with
off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

A summary of obligations under these financial instruments at March 31, 2005 is as follows:

Futures Contracts
Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Insured Municipal II	06/05	600 U.S. Treasury Bond	Short	$(67,800,577)	$(66,825,000)	$975,577
Insured California II	06/05	200 U.S. Treasury Bond	Short	$(22,617,900)	$(22,275,000)	$342,900
Insured Florida	06/05	137 U.S. Treasury Bond	Short	$(15,441,347)	$(15,258,375)	$182,972
Insured Massachusetts	06/05	100 U.S. Treasury Bond	Short	$(11,308,950)	$(11,137,500)	$171,450
Insured Michigan	06/05	70 U.S. Treasury Bond	Short	$(7,842,837)	$(7,796,250)	$46,587
Insured New Jersey	06/05	150 U.S. Treasury Bond	Short	$(16,963,425)	$(16,706,250)	$257,175
Insured New York II	06/05	154 U.S. Treasury Bond	Short	$(17,400,454)	$(17,151,750)	$248,704
Insured Ohio	06/05	200 U.S. Treasury Bond	Short	$(22,446,260)	$(22,275,000)	$171,260
Insured Pennsylvania	06/05	151 U.S. Treasury Bond	Short	$(17,104,167)	$(16,817,625)	$286,542

At March 31, 2005, each Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

9  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on Fund assets to the extent of any overdraft. At March 31, 2005, the Insured Municipal Fund II, Insured Florida Fund, the Insured Massachusetts Fund, and the Insured Michigan Fund had payments due to IBT pursuant to the foregoing arrangement of $463,208, $258,010, $262,083, and $175,767, respectively.

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Insured Municipal Bond Funds
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of March 31, 2005, our records indicate that there are 38, 11, 5, 6, 11, 10, 20, 23 and 54 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 5,000, 1,700, 1,300, 900, 900, 1,600, 1,500, 1,500 and 2,000 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

Insured Municipal Fund II	EIV	Insured New Jersey Fund	EMJ

Insured California Fund II	EIA	Insured New York Fund II	NYH

Insured Florida Fund	EIF	Insured Ohio Fund	EIO

Insured Massachusetts Fund	MAB	Insured Pennsylvania Fund	EIP

Insured Michigan Fund	MIW

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund (collectively the "Funds" or individually the "Fund"), and the investment adviser, Eaton Vance Management ("Eaton Vance"), each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between each Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•An independent report comparing the advisory fees of each Fund with those of comparable funds;

•An independent report comparing the expense ratio of each Fund to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Funds and the other funds in the complex. The Special Committee evaluated the level of

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

skill required to manage the Funds and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Funds.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that each Fund's expense ratio is within a range it deemed to be competitive in comparison with comparable funds within the mutual fund industry.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also considered a contractual waiver of advisory fees for the first seven years of the Fund's operations. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to the Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services. The Special Committee also considered that the investment adviser had entered into a Shareholder Servicing Agreement with UBS Securities LLC, whereby the investment adviser (and not the Fund) would pay UBS Securities LLC to provide upon request certain market data and other reports to support shareholder services pursuant to the agreement.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance Insured Municipal Bond Funds

INVESTMENT MANAGEMENT

Eaton Vance Insured Municipal Bond Funds

Officers
Thomas J. Fetter
President and Portfolio
Manager of Insured
New York Municipal Bond
Fund II and Insured
Ohio Municipal Bond Fund
James B. Hawkes
Vice President and Trustee
William H. Ahern, Jr.
Vice President and Portfolio
Manager of Insured
Municipal Bond Fund II
and Insured Michigan
Municipal Bond Fund
Craig R. Brandon
Vice President and Portfolio
Manager of Insured
Florida Municipal Bond Fund
Cynthia J. Clemson
Vice President and Portfolio
Manager of Insured
California Municipal Bond
Fund II
Robert B. MacIntosh
Vice President and Portfolio
Manager of Insured
Massachusetts Municipal
Bond Fund and Insured
New Jersey Municipal
Bond Fund
Thomas M. Metzold
Vice President and Portfolio Manager of Insured Pennsylvania Bond Fund
James L O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Investment Adviser and Administrator of Eaton Vance Insured Municipal Bond Funds
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.
Attn: Eaton Vance Insured Municipal Bond Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Eaton Vance Insured Municipal Bond Funds
The Eaton Vance Building
255 State Street
Boston, MA 02109

1557-5/05	9IMBIISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended September 30, 2004 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	May 11, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	May 11, 2005